UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 01/31/2013

Item 1 – Report to Stockholders

JANUARY 31, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Dear Shareholder

Financial markets have substantially improved over the past year, providing investors with considerable relief compared to where things were during the global turmoil seen in 2011. Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.

Rising investor confidence drove equity markets higher in early 2012, while climbing US Treasury yields pressured higher-quality fixed income assets. The second quarter, however, brought a market reversal as Europe’s debt crisis boiled over once again. Political instability in Greece and severe deficit and liquidity problems in Spain raised the specter of a euro collapse. Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, emerged as a particular concern. But as the outlook for the global economy worsened, investors grew increasingly optimistic that the world’s largest central banks would soon intervene to stimulate growth. This theme, along with the European Central Bank’s (“ECB’s”) firm commitment to preserve the euro currency bloc, drove most asset classes higher through the summer. Policy relief came in early September, when the ECB announced its decision to support the eurozone’s troubled peripheral countries with unlimited purchases of short term sovereign debt. Days later, the US Federal Reserve announced its own much-anticipated stimulus package.

Although financial markets world-wide were buoyed by accommodative monetary policy, risk assets weakened in the fall. Global trade slowed as many European countries fell into recession and growth continued to decelerate in China, where a once-a-decade leadership change compounded uncertainty. In the United States, stocks slid on lackluster corporate earnings reports and market volatility rose during the lead up to the US Presidential election. In the post-election environment, investors grew increasingly concerned over automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 (known as the “fiscal cliff”). There was widespread fear that the fiscal cliff would push the nation into recession unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012. Worries that bipartisan gridlock would preclude a timely budget deal triggered higher levels of volatility in financial markets around the world in the months leading up to the last day of the year. Ultimately, the United States averted the worst of the fiscal cliff with a last-minute tax deal; however, decisions relating to spending cuts and the debt ceiling continue to weigh on investors’ minds.

Investors shook off the nerve-wracking finale to 2012 and began the New Year with a powerful equity rally. Key indicators signaled broad-based improvements in the world’s major economies, particularly China. In the United States, economic data was mixed, but pointed to a continued recovery. The risk of inflation remained low and the US Federal Reserve showed no signs of curtailing its stimulus programs. Additionally, January saw the return of funds that investors had pulled out of the market in late 2012 amid uncertainty about tax-rate increases ahead of the fiscal cliff deadline. In fixed income markets, rising US Treasuries yields dragged down higher-quality asset classes, while high yield bonds continued to benefit from investor demand for yield in the low-rate environment.

On the whole, riskier asset classes outperformed lower-risk investments for the 6- and 12-month periods ended January 31, 2013. International equities were the strongest performers. US stocks and high yield bonds also generated significant returns. Emerging market equities were particularly volatile, but still posted gains for both the 6- and 12-month periods. US Treasury yields remained low, but experienced increasing volatility in recent months. Rising yields near the end of the period resulted in negative returns for Treasuries and investment-grade bonds for the 6-month period. Tax-exempt municipal bonds, however, benefited from favorable supply-and-demand dynamics. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

While investors continue to face a host of unknowns, we believe new opportunities abound. BlackRock was built to provide the global market insight, breadth of capabilities, unbiased investment advice and deep risk management expertise these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Despite a number of headwinds, higher-risk asset classes boasted strong returns as investors sought meaningful yields in the ongoing low-interest-rate environment.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of January 31, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	9.91%	16.78%
US small cap equities (Russell 2000® Index)	15.51	15.47
International equities (MSCI Europe, Australasia, Far East Index)	18.61	17.25
Emerging market equities (MSCI Emerging Markets Index)	13.11	7.64
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.07	0.11
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(2.90)	1.28
US investment grade bonds (Barclays US Aggregate Bond Index)	(0.29)	2.59
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.21	5.50
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	7.37	13.87

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (”NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

To obtain leverage, the Funds issue Variable Rate Demand Preferred Shares (“VRDP Shares”) (VRDP Shares are referred to as “Preferred Shares”). Preferred Shares pay dividends at prevailing short-term interest rates, and the Funds invest the proceeds in long-term municipal bonds. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Funds had not used leverage.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it issues Preferred Shares for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund pays dividends on the $50 million of Preferred Shares based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with assets received from Preferred Shares issuance earn income based on long-term interest rates. In this case, the dividends paid to holders of Preferred Shares (“Preferred Shareholders”) are significantly lower than the income earned on the Fund’s long-term investments, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Fund pays higher short-term interest rates whereas the Fund’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the redemption value of the Funds’ Preferred Shares does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage from Preferred Shares discussed above.

The Funds may also leverage their assets through the use of tender option bond trusts (“TOBs”), as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates similar to those associated with Preferred Shares issued by the Funds, as described above. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

The use of leverage may enhance opportunities for increased income to the Funds and Common Shareholders, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Funds’ net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies, such as in the case of certain restrictions imposed by rating agencies that rate the Preferred Shares issued by the Funds. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds are permitted to issue senior securities in the form of equity securities (e.g. Preferred Shares) up to 50% of their total managed assets (each Fund’s total assets less the sum of its accrued liabilities). In addition, each Fund with VRDP Shares limits its economic leverage to 45% of its total managed assets. As of January 31, 2013, the Funds had economic leverage from Preferred Shares and/or TOBs as a percentage of their total managed assets as follows:

Percent of Economic Leverage
MNE	35%
MZA	37%
MYC	37%
MYF	40%
MYJ	36%

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts and options, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment, may result in lower dividends paid to shareholders or may cause a Fund to hold an investment that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Municipal Market Overview

For the Reporting Period Ended January 31, 2013

Municipal bonds delivered strong performance during the reporting period ended January 31, 2013. Market conditions remained favorable even though supply picked up considerably in 2012. As the fiscal situation for municipalities continued to improve, the rate of new issuance came back in line with historical averages. Total new issuance for 2012 was $373 billion, nearly 30% greater than the $288 billion issued in 2011. In the first month of 2013, issuance exceeded market expectations at $26.5 billion, which is roughly 50% higher than January 2012. It is important to note that refunding activity has accounted for a large portion of supply during this period as issuers refinanced their debt at lower interest rates. Refunding issues are easily absorbed by the market because when seasoned bonds are refinanced, issuers re-enter the market via cheaper and predominantly shorter-maturity financing. Investors, in turn, support these new issues with the proceeds from bond maturities or coupon payments.

Increased supply was met with strong demand during the period as investors were starved for yield in a low-rate environment. Investors poured into municipal bond mutual funds, particularly those with long-duration and high-yield investment mandates as they tend to provide higher levels of income. For the 12 months ended January 31, 2013, municipal bond fund inflows totaled $51.75 billion (according to the Investment Company Institute). Considering the extensive period of significant outflows from late 2010 through mid-2011, these robust inflows are telling of the complete turnaround in confidence and investors’ avid search for yield and income.

Municipal market supply-and-demand technicals typically strengthen considerably upon the conclusion of tax season as net negative supply takes hold (i.e., more bonds are being called and maturing than being issued) and this theme remained intact for 2012. In the spring, a resurgence of concerns about Europe’s financial crisis and weakening US economic data drove municipal bond yields lower and prices higher. In addition to income and capital preservation, investors were drawn to the asset class for its relatively low volatility. As global sentiment improved over the summer, municipal bonds outperformed the more volatile US Treasury market. The months of October and November, typically a period of waning demand and weaker performance, were positive for the municipal market in 2012 as supply-and-demand technicals continued to be strong going into the fourth quarter. Additionally, the perception of higher taxes given the outcome of the US Presidential election provided further support to municipal bond prices in November.

Seasonal year-end selling pressure typically results in elevated volatility in the final month of the year; however, December of 2012 was more volatile than the historical norm due to a partial unwinding of November’s rally coupled with uncertainty around the fiscal cliff (i.e., automatic tax increases and spending cuts that had been scheduled to take effect at the beginning of 2013 unless politicians could agree upon alternate measures to reduce the deficit before the end of 2012). Positive performance in January 2013 was the product of renewed demand in an asset class known for its lower volatility and preservation of earnings as tax rates rise. For the month, municipal bonds significantly outperformed the US Treasury market, where yields rose on an uptick in US economic data. As the period drew to a close, municipal market participants were focused on Washington and the scheduled spending cuts as well as the upcoming tax season.

From January 31, 2012 to January 31, 2013, yields declined by 28 basis points (“bps”) to 2.86% on AAA-rated 30-year municipal bonds, but rose 14 bps to 1.82% on 10-year bonds and 8 bps to 0.79% on 5-year bonds (as measured by Thomson Municipal Market Data). Overall, the municipal yield curve remained relatively steep, but flattened over the 12-month time period as the spread between 2- and 30-year maturities tightened by 29 bps, while the spread widened in the 2- to 10-year range 13 bps.

The fundamental picture for municipalities continues to improve. Austerity and de-leveraging have been the general themes across the country as states set their budgets, although a small number of states continue to rely on a “kick-the-can” approach to close their budget gaps, using aggressive revenue projections and accounting gimmicks. It has been over two years since the fiscal problems plaguing state and local governments first became highly publicized and the prophecy of widespread defaults across the municipal market has not materialized. BlackRock maintains the view that municipal bond defaults will be minimal and remain in the periphery and the overall market is fundamentally sound. We continue to recognize that careful credit research and security selection remain imperative amid uncertainty in this economic environment.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	5

Fund Summary as of January 31, 2013	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six-month period ended January 31, 2013, the Fund returned 2.70% based on market price and 2.25% based on NAV. For the same period, the closed-end Lipper Intermediate Municipal Debt Funds category posted an average return of 2.05% based on market price and 2.42% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund benefited from its exposure to higher-yielding sectors and lower-quality bonds, which performed well due to strong demand from investors seeking higher-yielding investments in the low interest rate environment. The Fund’s heavy exposures to transportation, health and education boosted returns as these sectors performed well during the period. Holdings of corporate-backed credits also contributed positively. Additionally, the Fund benefited from the roll-down effect, whereby effective maturities become shorter with the passing of the year and therefore bonds are evaluated at lower yield levels, which, in a steep yield curve environment, results in higher prices. Detracting from performance was the Fund’s long duration posture (higher sensitivity to interest rates) as municipal bond yields moved slightly higher in most maturities, while remaining unchanged or moving slightly lower in the 20- to 25-year range. Also having a negative impact on results was the Fund’s exposure to the tax-backed sector (the Fund’s most significant credit exposure), which was one of the weaker performing sectors for the period. The Fund did not hold exposure to tobacco, which was the strongest performing sector. Exposure to Puerto Rico debt detracted from performance as concerns about credit rating agency downgrades resulted in wider credit spreads (falling prices) for Puerto Rico municipal securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2013 ($15.85)[1]	4.73%
Tax Equivalent Yield[2]	8.36%
Current Monthly Distribution per Common Share[3]	$0.0625
Current Annualized Distribution per Common Share[3]	$0.7500
Economic Leverage as of January 31, 2013[4]	35%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 4.
6	SEMI-ANNUAL REPORT	JANUARY 31, 2013

BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/13	7/31/12	Change	High	Low
Market Price	$15.85	$15.80	0.32%	$16.53	$15.04
Net Asset Value	$15.95	$15.97	(0.13)%	$16.36	$15.72

The following charts show the sector allocation, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

	1/31/13	7/31/12
Transportation	22%	17%
County/City/Special District/School District	15	17
Health	13	14
Utilities	13	13
Education	11	10
State	11	14
Corporate	8	7
Housing	7	7
Tobacco	—	1

Credit Quality Allocation1

	1/31/13	7/31/12
AAA/Aaa	5%	6%
AA/Aa	47	48
A	30	29
BBB/Baa	8	9
BB/Ba	3	2
B	1	1
Not Rated[2]	6	5
[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s Investors Service (“Moody’s”) ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2013 and July 31, 2012, the market value of these securities was $530,970, representing 1%, and $1,922,828, representing 2%, respectively, of the Fund’s long-term investments.

Call/Maturity Structure3

Calendar Year Ended December 31,

2013	7%
2014	1
2015	8
2016	11
2017	5
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2013	7

Fund Summary as of January 31, 2013	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six-month period ended January 31, 2013, the Fund returned 8.47% based on market price and 3.70% based on NAV. For the same period, the closed-end Lipper Other States Municipal Debt Funds category posted an average return of 3.20% based on market price and 2.79% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s positive performance was derived largely from income accrual as well as spread compression (price appreciation) in certain sectors, most notably in local municipality issues. Fund performance was negatively impacted by rising interest rates during the period (bond prices fall as rates rise). Exposure to Puerto Rico debt detracted from performance as concerns about credit rating agency downgrades resulted in wider credit spreads (falling prices) for Puerto Rico municipal securities broadly.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE MKT	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2013 ($16.48)[1]	5.06%
Tax Equivalent Yield[2]	8.94%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of January 31, 2013[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 4.
8	SEMI-ANNUAL REPORT	JANUARY 31, 2013

BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/13	7/31/12	Change	High	Low
Market Price	$16.48	$15.61	5.57%	$16.55	$14.87
Net Asset Value	$15.26	$15.12	0.93%	$15.62	$14.91

The following charts show the sector allocation, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

	1/31/13	7/31/12
County/City/Special District/School District	30%	27%
State	21	21
Utilities	17	19
Health	12	12
Education	9	9
Corporate	6	6
Transportation	4	4
Housing	1	2

Credit Quality Allocation1

	1/31/13	7/31/12
AAA/Aaa	13%	14%
AA/Aa	47	42
A	27	30
BBB/Baa	10	11
B	1	—
Not Rated[2]	2	3
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2013 and July 31, 2012, the market value of these securities was $1,145,610 and $1,172,270, each representing 1%, respectively, of the Fund’s long-term investments.

Call/Maturity Structure3

Calendar Year Ended December 31,

2013	8%
2014	4
2015	7
2016	5
2017	4
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2013	9

Fund Summary as of January 31, 2013	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six-month period ended January 31, 2013, the Fund returned 2.56% based on market price and 4.31% based on NAV. For the same period, the closed-end Lipper California Municipal Debt Funds category posted an average return of 4.12% based on market price and 4.74% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s concentration of holdings within the 20- to 25-year maturity range contributed positively to performance, as rates declined in that segment of the municipal yield curve. Investments in the health, education, transportation and utilities sectors were strong contributors as these segments outperformed the broader tax-exempt market during the period. Positive results also came from purchases of zero-coupon bonds that Fund management had identified as undervalued. In addition, exposure to higher-quality essential service revenue bonds enhanced performance. The Fund did not, however, hold exposure to the tobacco sector, which posted exceptional gains during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2013 ($17.27)[1]	5.49%
Tax Equivalent Yield[2]	9.70%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of January 31, 2013[4]	37%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 4.
10	SEMI-ANNUAL REPORT	JANUARY 31, 2013

BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/13	7/31/12	Change	High	Low
Market Price	$17.27	$17.31	(0.23)%	$17.90	$16.46
Net Asset Value	$17.22	$16.97	1.47%	$17.67	$16.70

The following charts show the sector allocation, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

	1/31/13	7/31/12
County/City/Special District/School District	40%	41%
Utilities	19	18
Health	12	14
Education	11	12
State	8	8
Transportation	8	6
Corporate	1	—	[2]
Housing	1	1
[2]	Includes a less than 1% investment.

Credit Quality Allocation1

	1/31/13	7/31/12
AAA/Aaa	11%	7%
AA/Aa	62	69
A	26	23
BBB/Baa	1	1
[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Structure3

Calendar Year Ended December 31,

2013	3%
2014	—
2015	5
2016	11
2017	8
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2013	11

Fund Summary as of January 31, 2013	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six-month period ended January 31, 2013, the Fund returned 7.01% based on market price and 4.22% based on NAV. For the same period, the closed-end Lipper General & Insured Municipal Debt Funds (Leveraged) category posted an average return of 3.22% based on market price and 4.25% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s holdings in the health and transportation sectors contributed positively to performance for the period. Holdings of lower-quality credits in those sectors were the strongest contributors due to strong demand from investors seeking higher-yielding investments in the low interest rate environment. Conversely, exposure to Puerto Rico sales tax bonds had a negative impact on performance as the continued decline of Puerto Rico’s economy and concerns about credit rating agency downgrades resulted in falling prices across all Puerto Rico-issued securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2013 ($17.18)[1]	5.52%
Tax Equivalent Yield[2]	9.75%
Current Monthly Distribution per Common Share[3]	$0.079
Current Annualized Distribution per Common Share[3]	$0.948
Economic Leverage as of January 31, 2013[4]	40%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 4.
12	SEMI-ANNUAL REPORT	JANUARY 31, 2013

BlackRock MuniYield Investment Fund

Market Price and Net Asset Value

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/13	7/31/12	Change	High	Low
Market Price	$17.18	$16.52	4.00%	$18.13	$15.90
Net Asset Value	$16.51	$16.30	1.29%	$17.12	$16.05

The following charts show the sector allocation, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

	1/31/13	7/31/12
Transportation	21%	20%
Utilities	18	16
County/City/Special Disctrict/School District	17	20
Health	16	17
Education	11	9
State	10	11
Corporate	3	3
Housing	3	3
Tobacco	1	1

Credit Quality Allocation1

	1/31/13	7/31/12
AAA/Aaa	14%	14%
AA/Aa	57	60
A	23	19
BBB/Baa	5	6
Not Rated	1	1
[1]	Using the higher of S&P’s or Moody’s ratings.

Call/Maturity Structure2

Calendar Year Ended December 31,

2013	1%
2014	—
2015	—
2016	1
2017	2
[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2013	13

Fund Summary as of January 31, 2013	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Performance

For the six-month period ended January 31, 2013, the Fund returned 3.10% based on market price and 3.29% based on NAV. For the same period, the closed-end Lipper New Jersey Municipal Debt Funds category posted an average return of 3.10% based on market price and 3.65% based on NAV. All returns reflect reinvestment of dividends. The Fund’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. The Fund’s holdings in the health, corporate-backed and housing sectors contributed positively to performance for the period. Holdings of lower-quality credits in those sectors were the strongest contributors due to strong demand from investors seeking higher-yielding investments in the low interest rate environment. Conversely, exposure to Puerto Rico sales tax bonds had a negative impact on performance as the continued decline of Puerto Rico’s economy and concerns about credit rating agency downgrades resulted in falling prices across all Puerto Rico-issued securities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Information

Symbol on NYSE	MYJ
Initial Offering Date	May 1,1992
Yield on Closing Market Price as of January 31, 2013 ($17.08)[1]	5.20%
Tax Equivalent Yield[2]	9.19%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2013[4]	36%
[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.
[3]	The distribution rate is not constant and is subject to change.
[4]	Represents VRDP Shares and TOBs as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOBs, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 4.
14	SEMI-ANNUAL REPORT	JANUARY 31, 2013

BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value

The table below summarizes the changes in the Fund’s market price and NAV per share:

	1/31/13	7/31/12	Change	High	Low
Market Price	$17.08	$17.07	0.06%	$18.23	$16.28
Net Asset Value	$16.96	$16.92	0.24%	$17.57	$16.67

The following charts show the sector allocation, credit quality allocation and call/maturity structure of the Fund’s long-term investments:

Sector Allocation

	1/31/13	7/31/12
State	27%	35%
Transportation	25	16
Education	13	14
County/City/Special District/School District	11	10
Health	9	9
Utilities	7	7
Housing	5	6
Corporate	3	3

Credit Quality Allocation1

	1/31/13	7/31/12
AAA/Aaa	4%	5%
AA/Aa	37	39
A	50	48
BBB/Baa	8	7
Not Rated[2]	1	1
[1]	Using the higher of S&P’s or Moody’s ratings.
[2]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of January 31, 2013 and July 31, 2012, the market value of these securities was $3,587,430 and $3,600,470, each representing 1%, respectively, of the Fund’s long-term investments.

Call/Maturity Structure3

Calendar Year Ended December 31,

2013	—
2014	5%
2015	5
2016	2
2017	8
[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
SEMI-ANNUAL REPORT	JANUARY 31, 2013	15

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York — 123.3%
Corporate — 11.7%
Essex County IDA, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	$1,000	$1,033,220
Jefferson County IDA, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	500	514,280
New York City IDA, RB, AMT:
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,025,090
Continental Airlines, Inc. Project, 8.38%, 11/01/16	1,000	1,005,000
New York City IDA, Refunding RB, Terminal One Group Association Project, AMT (a):
5.50%, 1/01/18	1,000	1,093,010
5.50%, 1/01/24	1,000	1,066,980
New York State Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	527,110
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (a)	1,000	1,093,900
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24	500	513,035
		7,871,625
County/City/Special District/School District — 16.1%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,075,810
City of New York, New York, GO:
Sub-Series G-1, 5.00%, 4/01/28	750	896,618
Sub-Series I-1, 5.13%, 4/01/25	750	899,423
City of New York, New York, GO, Refunding, Series E, 5.00%, 8/01/27	600	712,212
Hudson New York Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,193,310
New York City IDA, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,522,830
New York City IDA, Refunding RB, AMT:
Terminal One Group Association Project, 5.50%, 1/01/21 (a)	250	269,210
Transportation Infrastructure Properties LLC, Series A, 5.00%, 7/01/22	500	540,525
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	671,640
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	131,120
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	$1,000	$1,146,810
Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,000	1,154,850
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	500	550,635
		10,764,993
Education — 16.8%
Nassau County IDA, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,149,930
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	1,000,023
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	140,479
Fordham University, Series A, 5.25%, 7/01/25	500	599,780
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,195,964
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,152,160
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	570	662,169
State Personal Income Tax, Series D, 5.00%, 3/15/31	500	563,370
New York State Dormitory Authority, Refunding RB:
NYU, Series A, 5.00%, 7/01/37	600	694,590
Saint John’s University, Series A, 5.00%, 7/01/27	220	261,017
Teachers College, Series A, 5.00%, 7/01/31	375	439,140
The Culinary Institute of America, 5.00%, 7/01/28	500	565,710
Schenectady County Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	940	1,099,932
Schenectady County IDA, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,115,600
Suffolk County IDA, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	600	629,670
		11,269,534
Health — 19.0%
Dutchess County IDA, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	255,465
Dutchess County Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,151,110
Erie County IDA, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	530	530,970

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	GO	General Obligation Bonds
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARB	Airport Revenue Bonds	IDB	Industrial Development Board
BARB	Building Aid Revenue Bonds	IDRB	Industrial Development Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	ISD	Independent School District
CAB	Capital Appreciation Bonds	LRB	Lease Revenue Bonds
CIFG	CDC IXIS Financial Guaranty	M/F	Multi-Family
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	PILOT	Payment in Lieu of Taxes
EDC	Economic Development Corp.	PSF-GTD	Permanent School Fund Guaranteed
ERB	Education Revenue Bonds	RB	Revenue Bonds
Freddie Mac	Federal Home Loan Mortgage Corporation	S/F	Single-Family
GARB	General Airport Revenue Bonds	SONYMA	State of New York Mortgage Agency
Ginnie Mae	Government National Mortgage Association	Syncora	Syncora Guarantee

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Genesee County IDA New York, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	$150	$150,191
New York City IDA, RB, PSCH, Inc. Project, 6.20%, 7/01/20	1,415	1,421,438
New York State Dormitory Authority, RB:
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	450	517,212
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/25	780	802,823
NYU Hospitals Center, Series A, 5.00%, 7/01/22	1,000	1,150,010
NYU Hospitals Center, Series B, 5.25%, 7/01/24	405	443,738
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	273,508
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	500	562,850
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	741,442
Suffolk County IDA New York, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	849,544
Westchester County Healthcare Corp. New York, Refunding RB, Senior Lien:
5.00%, 11/01/30	250	277,245
Series A, 5.00%, 11/01/24	910	1,030,984
Series B, 6.00%, 11/01/30	240	286,514
Westchester County IDA New York, RB:
Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	1,000,900
Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	522,050
Yonkers IDA New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	789,315
		12,757,309
Housing — 8.8%
New York City Housing Development Corp., RB, Series H-2-A, AMT, 5.00%, 11/01/30	780	816,847
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage, Series 130, 4.75%, 10/01/30	2,500	2,551,450
Series 133, 4.95%, 10/01/21	395	411,002
Series 143, 4.85%, 10/01/27	500	521,205
Yonkers EDC, Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,629,270
		5,929,774
State — 15.8%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,220,680
Metropolitan Transportation Authority, Refunding RB, Series D, 4.00%, 11/15/32	1,000	1,047,440
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/30	1,290	1,394,155
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 5.00%, 1/15/27	600	683,814
New York State Dormitory Authority, RB, School Districts Financing Program, Series C, 5.00%, 10/01/26	1,360	1,617,257
New York State Dormitory Authority, Refunding RB, Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,630,665
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,191,950
New York State Urban Development Corp., RB, State Personal Income Tax, Series A, 3.50%, 3/15/28	750	801,960
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed Series B-1C, 5.50%, 6/01/22	1,000	1,016,420
		10,604,341
Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation — 23.0%
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	$2,000	$2,283,440
Series B (NPFGC), 5.25%, 11/15/19	860	1,055,934
Sub-Series B-1, 5.00%, 11/15/24	460	560,147
Sub-Series B-4, 5.00%, 11/15/24	300	365,313
Transportation, Series A, 5.00%, 11/15/27	1,000	1,174,820
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.25%, 11/15/25	750	904,785
Series F, 5.00%, 11/15/30	500	584,260
Series F (AGM), 4.00%, 11/15/30	500	543,450
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	1,000	1,150,710
Port Authority of New York & New Jersey, Refunding RB, AMT:
152nd, 5.00%, 11/01/23	500	561,725
Consolidated, 138th, 4.75%, 12/01/30	205	213,323
Consolidated, 152nd, 5.00%, 11/01/24	1,000	1,116,870
Triborough Bridge & Tunnel Authority, Refunding RB, MTA Bridges and Tunnels, Series A:
5.00%, 11/15/22	1,025	1,270,969
5.00%, 11/15/24	2,000	2,448,820
5.00%, 1/01/27	1,000	1,198,690
		15,433,256
Utilities — 12.1%
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	500	595,695
Series D (NPFGC), 5.00%, 9/01/25	2,000	2,228,980
New York City Municipal Water Finance Authority, Refunding RB:
Series DD, 5.00%, 6/15/32	500	575,045
Series EE, 5.00%, 6/15/34	3,000	3,527,130
New York State Environmental Facilities Corp., Refunding RB, NYC Municipal Water, 5.00%, 6/15/31	1,000	1,188,600
		8,115,450
Total Municipal Bonds in New York		82,746,282

Puerto Rico — 8.6%
Housing — 2.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,570	1,685,662
State — 0.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	525,380
Transportation — 5.3%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,592,260
Total Municipal Bonds in Puerto Rico		5,803,302
Total Municipal Bonds — 131.9%		88,549,584

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
New York — 18.4%
County/City/Special District/School District — 6.7%
City of New York, New York, GO:
Sub-Series B-1, 5.25%, 9/01/22	750	905,625
Sub-Series I-1, 5.50%, 4/01/21	1,499	1,859,293

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	17

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (concluded)
County/City/Special District/School District (concluded)
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	$1,499	$1,755,439
		4,520,357
Transportation — 4.9%
Port Authority of New York & New Jersey, RB, Consolidated, Series 169, AMT:
5.00%, 10/15/21	2,000	2,425,700
5.00%, 10/15/26	750	875,400
		3,301,100
Utilities — 6.8%
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	1,560	1,820,847
Series A, 4.75%, 6/15/30	1,500	1,679,190
Suffolk County Water Authority, Refunding RB, 3.00%, 6/01/25	1,006	1,043,077
		4,543,114
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 18.4%		12,364,571
Total Long-Term Investments (Cost — $92,783,515) — 150.3%		100,914,155
Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (c)(d)	2,282,246	$2,282,246
Total Short-Term Securities (Cost — $2,282,246) — 3.4%		2,282,246
Total Investments (Cost—$95,065,761) — 153.7%		103,196,401
Liabilities in Excess of Other Assets — (0.4)%		(247,911)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.2)%		(6,210,833)
VRDP Shares, at Liquidation Value — (44.1)%		(29,600,000)
Net Assets Applicable to Common Shares — 100.0%		$67,137,657

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)
Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)	Represents the current yield as of report date.
(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BIF New York Municipal Money Fund	480,082	1,802,164	2,282,246	$23

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(16)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	$2,100,500	$(775)

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$100,914,155	—	$100,914,155
Short-Term Securities	$2,282,246	—	—	2,282,246
Total	$2,282,246	$100,914,155	—	$103,196,401

[1]	See above Schedule of Investments for values in each sector or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Financial futures contracts	—	$(775)	—	$(775)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(4,719)	—	$(4,719)
TOB trust certificates	—	(6,208,399)	—	(6,208,399)
VRDP Shares	—	(29,600,000)	—	(29,600,000)
Total	—	$(35,813,118)	—	$(35,813,118)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	19

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona — 134.4%
Corporate — 9.3%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,851,990
Pima County IDA, RB, Tucson Electric Power, Series A, 5.25%, 10/01/40	1,000	1,092,130
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	500	529,220
		6,473,340
County/City/Special District/School District — 45.6%
City of Glendale Arizona, RB (NPFGC), 5.00%, 7/01/25	1,000	1,139,410
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,123,370
County of Pinal Arizona, COP:
5.00%, 12/01/26	1,250	1,341,700
5.00%, 12/01/29	1,250	1,334,300
Gilbert Public Facilities Municipal Property Corp. Arizona, RB, 5.50%, 7/01/27	2,000	2,315,100
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	771,083
Glendale Municipal Property Corp., Refunding RB, Sub-Series C:
4.00%, 7/01/38	500	503,820
5.00%, 7/01/38	2,000	2,224,660
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,263,789
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,860,125
Maricopa County Community College District Arizona, GO, Series C, 3.00%, 7/01/22	1,000	1,067,390
Maricopa County Public Finance Corp., RB, Series A (AMBAC), 5.00%, 7/01/24	1,000	1,137,490
Maricopa County Unified School District No. 89-Dysart Arizona, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,197,260
Mohave County Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,197,780
Phoenix Civic Improvement Corp., RB, Subordinate, Civic Plaza Expansion Project, Series A (NPFGC), 5.00%, 7/01/35	3,325	3,577,500
Phoenix Mesa Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,824,856
Scottsdale Municipal Property Corp. Arizona, RB, Water & Sewer Development Project, Series A, 5.00%, 7/01/24	1,500	1,767,255
Vistancia Community Facilities District Arizona, GO:
6.75%, 7/15/22	1,275	1,278,736
5.75%, 7/15/24	750	792,713
Yuma County Library District, GO (Syncora), 5.00%, 7/01/26	1,000	1,136,220
		31,854,557
Education — 14.6%
Arizona Board of Regents, Refunding, COP, University of Arizona, Series C, 5.00%, 6/01/31	2,000	2,288,400
Arizona State University, RB, Series 2008-C:
6.00%, 7/01/25	970	1,177,832
6.00%, 7/01/26	745	904,624
6.00%, 7/01/27	425	508,835
6.00%, 7/01/28	400	478,904
Maricopa County IDA Arizona, RB, Arizona Charter Schools Project, Series A, 6.63%, 7/01/20	700	574,420
Phoenix IDA Arizona, ERB, Great Hearts Academies Project, 6.30%, 7/01/42	500	540,120

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (concluded)
Pima County IDA, RB, Arizona Charter Schools Project:
Series A, 6.75%, 7/01/21	$395	$397,050
Series C, 6.70%, 7/01/21	690	693,298
Series C, 6.75%, 7/01/31	980	983,636
Pima County IDA, Refunding RB, Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	995	982,523
University of Arizona, COP, University of Arizona Projects, Series B (AMBAC), 5.00%, 6/01/13 (a)	650	659,971
		10,189,613
Health — 18.3%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	545,770
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/38	2,300	2,559,854
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,078,100
Maricopa County IDA Arizona, Series A, Refunding RB:
Catholic Healthcare West, 5.50%, 7/01/26	1,850	1,944,091
Catholic Healthcare West, 6.00%, 7/01/39	170	195,072
Samaritan Health Services (NPFGC), 7.00%, 12/01/16 (b)	1,000	1,145,610
Tempe IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	542,850
University Medical Center Corp. Arizona, RB, 6.50%, 7/01/39	500	579,295
University Medical Center Corp. Arizona, Refunding RB, 6.00%, 7/01/39	1,000	1,158,730
Yavapai County IDA Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	1,800	1,843,092
Yavapai County IDA Arizona, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,184,130
		12,776,594
Housing — 1.3%
Maricopa County & Phoenix IDA, Refunding RB, S/F, AMT (Ginnie Mae):
Series A-1, 5.75%, 5/01/40	115	124,145
Series A-2, 5.80%, 7/01/40	130	133,996
Maricopa County IDA Arizona, RB, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	278	294,165
Phoenix & Pima County IDA, RB, Series 1A, AMT (Ginnie Mae), 5.65%, 7/01/39	77	82,130
Phoenix & Pima County IDA, Refunding RB, Series 2007-1, AMT (Ginnie Mae), 5.25%, 8/01/38	126	127,356
Phoenix IDA Arizona, Refunding RB, Series 2007-2, AMT (Ginnie Mae), 5.50%, 8/01/38	147	155,879
		917,671
State — 23.5%
Arizona School Facilities Board, COP:
5.13%, 9/01/21	1,000	1,141,020
5.75%, 9/01/22	2,000	2,334,100
Arizona Sports & Tourism Authority, Refunding RB, Multipurpose Stadium Facility Project, Series A, 5.00%, 7/01/36	3,000	3,342,990
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/30	4,000	4,606,400
Greater Arizona Development Authority, RB, Series B (NPFGC):
5.00%, 8/01/30	1,600	1,722,496
5.00%, 8/01/35	1,000	1,076,310
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,187,481
		16,410,797

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Arizona (concluded)
Transportation — 6.4%
Phoenix Civic Improvement Corp., RB, Senior Lien AMT (NPFGC):
Series A, 5.00%, 7/01/33	$1,000	$1,117,710
Series B, 5.75%, 7/01/17	1,000	1,003,400
Series B, 5.25%, 7/01/27	450	450,734
Series B, 5.25%, 7/01/32	755	756,117
Phoenix Civic Improvement Corp., Refunding RB, Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,111,000
		4,438,961
Utilities — 15.4%
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	1,021,851
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,433,620
Pima County Arizona, RB, Series B, 5.00%, 7/01/26	1,000	1,174,990
Pinal County Electric District No. 3, Refunding RB, 5.25%, 7/01/36	2,500	2,826,225
Pinal County IDA Arizona, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	508,600
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,160,650
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 1/01/35	1,500	1,644,750
		10,770,686
Total Municipal Bonds in Arizona		93,832,219

Guam — 1.9%
State — 1.5%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	800	890,384
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	145	161,063
		1,051,447
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A (AGM):
5.00%, 10/01/26	120	137,006
5.00%, 10/01/27	145	165,318
		302,324
Total Municipal Bonds in Guam		1,353,771
Municipal Bonds	Par (000)	Value
Puerto Rico — 7.3%
State — 7.3%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	$700	$735,532
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,500	1,687,530
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.60%, 8/01/41 (c)	9,530	1,975,759
First Sub-Series C, 6.00%, 8/01/39	600	668,052
Total Municipal Bonds in Puerto Rico		5,066,873
Total Municipal Bonds — 143.6%		100,252,863

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Arizona — 11.0%
Utilities — 11.0%
City of Mesa Arizona, RB, 5.00%, 7/01/35	3,000	3,455,340
Phoenix Arizona Civic Improvement Corp., RB, 5.00%, 7/01/34	3,000	3,500,040
Salt River Project Agricultural Improvement & Power District, RB, 5.00%, 1/01/38	660	750,942
		7,706,322
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.0%		7,706,322
Total Long-Term Investments (Cost — $98,736,261) — 154.6%		107,959,185

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (e)(f)	1,912,101	1,912,101
Total Short-Term Securities (Cost — $1,912,101) — 2.7%		1,912,101
Total Investments (Cost—$100,648,362) — 157.3%		109,871,286
Other Assets Less Liabilities — 0.9%		595,830
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(3,330,455)
VRDP Shares, at Liquidation Value — (53.4)%		(37,300,000)
Net Assets Applicable to Common Shares — 100.0%		$69,836,661

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security is collateralized by Municipal or US Treasury obligations.
(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d)
Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(e)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	1,351,621	560,480	1,912,101	$68

(f)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	21

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$107,959,185	—	$107,959,185
Short-Term Securities	$1,912,101	—	—	1,912,101
Total	$1,912,101	$107,959,185	—	$109,871,286

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(32,006)	—	$(32,006)
TOB trust certificates	—	(3,330,000)	—	(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)
Total	—	$(40,662,006)	—	$(40,662,006)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.7%
Corporate — 1.0%
City of Chula Vista California, San Diego Gas & Electric, Refunding RB:
Series A, 5.88%, 2/15/34	$975	$1,149,086
Series F, AMT, 4.00%, 5/01/39	2,500	2,546,376
		3,695,462
County/City/Special District/School District — 33.3%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,685	8,303,171
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,787,280
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 5.10%, 8/01/44 (a)	8,610	1,762,467
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,100
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,874,874
6.50%, 5/01/42	1,860	2,267,154
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/32	9,620	10,835,583
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,453,960
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,185	8,717,417
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,397,566
6.00%, 9/01/34	2,425	2,826,677
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,275	4,903,168
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,676,600
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,302,571
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	9,150	9,368,319
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,910,980
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,100	5,769,579
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,020	6,648,127
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	17,090	19,462,776
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,497,763
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (a):
4.68%, 8/01/34	10,850	4,013,090
4.69%, 8/01/35	9,700	3,416,534
		122,203,756
Education — 2.7%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,946,750
San Francisco University, 6.13%, 10/01/36	1,445	1,780,095
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	2,989,900
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/42	2,000	2,301,100
		10,017,845
Municipal Bonds	Par (000)	Value
California (continued)
Health — 16.8%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	$2,000	$2,144,120
Series A, 6.00%, 8/01/30	2,270	2,785,245
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	5,000	5,598,300
St. Joseph Health System, Series A, 5.50%, 7/01/29	2,100	2,444,253
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,049,629
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,815,700
Providence Health, 6.50%, 10/01/38	3,625	4,382,262
California Statewide Communities Development Authority, Series A, RB:
Kaiser Permanente, 5.00%, 4/01/42	12,285	13,790,527
Sutter Health, 6.00%, 8/15/42	7,995	9,608,471
		61,618,507
Housing — 1.0%
Santa Clara County Housing Authority California, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,080
State — 12.9%
California State Public Works Board, RB:
Department of Developmental Services, Porterville, Series C, 6.25%, 4/01/34	1,385	1,667,319
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,179,800
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	262,878
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,397,568
State of California, GO, Various Purpose:
6.00%, 4/01/38	20,000	23,964,000
6.00%, 11/01/39	3,250	3,943,355
		47,414,920
Transportation — 11.9%
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	2,775	3,149,015
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,141,990
5.75%, 3/01/34	1,000	1,160,240
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,685,376
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,462,930
County of Sacramento California, ARB:
Airport System Subordinate, PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,540,420
Senior Series B, 5.75%, 7/01/39	900	1,056,267
San Diego County Regional Airport Authority, RB, Senior:
Series A, 5.00%, 7/01/43	8,395	9,676,161
Series B, AMT, 5.00%, 7/01/38	3,250	3,654,267
Series B, AMT, 5.00%, 7/01/43	500	559,420
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	5,065	6,039,405
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,050	5,567,423
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,995,344
		43,688,258

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	23

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
California (concluded)
Utilities — 12.1%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	$4,000	$4,714,200
City of Los Angeles California Wastewater System, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/34	5,000	5,439,800
Sub-Series A, 5.00%, 6/01/32	3,000	3,473,460
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,249,197
City of San Francisco California Public Utilities Commission, RB, Water, Series ABC, Sub-Series A, 5.00%, 11/01/35	3,000	3,499,860
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,942,575
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	8,420	9,418,023
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	4,000	4,657,480
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,528,210
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,646,181
		44,568,986
Total Municipal Bonds — 91.7%		336,710,814

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 66.3%
County/City/Special District/School District — 29.5%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	11,035,746
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,634,950
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	17,145,216
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	11,205,016
Election of 2008, Series C, 5.25%, 8/01/39 (c)	9,680	11,744,841
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	3,828	4,791,508
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	9,399,171
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	6,000	6,533,160
5.00%, 7/01/34	5,439	5,921,785
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,473,968
Sonoma County Junior College District, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,528,885
		108,414,246

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (concluded)
Education — 14.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (c)	$13,845	$16,211,526
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,075,618
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,572,360
Series L, 5.00%, 5/15/40	11,597	13,016,435
Series O, 5.75%, 5/15/34	2,805	3,397,874
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	6,160	7,141,507
		51,415,320
Health — 3.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	10,002	11,234,595
Transportation — 1.5%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior, Series A, 5.00%, 5/15/40	4,999	5,656,185
Utilities — 18.2%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,370,564
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	17,005,340
System, Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	8,138,342
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	22,828,600
Series C, 5.00%, 7/01/35	7,145	8,005,251
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	5,010	5,270,921
		66,619,018
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.3%		243,339,364
Total Long-Term Investments (Cost — $519,141,811) — 158.0%		580,050,178

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (d)(e)	2,352,332	2,352,332
Total Short-Term Securities (Cost — $2,352,332) — 0.6%		2,352,332
Total Investments (Cost—$521,494,143) — 158.6%		582,402,510
Other Assets Less Liabilities — 1.0%		3,776,160
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.8)%		(113,080,967)
VRDP Shares, at Liquidation Value — (28.8)%		(105,900,000)
Net Assets Applicable to Common Shares — 100.0%		$367,197,703

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)
Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(c)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,070,000.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)
(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BIF California Municipal Money Fund	3,043,312	(690,980)	2,352,332	$11

(e)	Represents the current yield as of report date.
•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(100)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	$13,128,125	$100,619

•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings groups indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$580,050,178	—	$580,050,178
Short-Term Securities	$2,352,332	—	—	2,352,332
Total	$2,352,332	$580,050,178	—	$582,402,510
[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative financial instruments[2]
Assets:
Interest rate contracts	$100,619	—	—	$100,619
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$132,000	—	—	$132,000
Liabilities:
Bank overdraft	—	$(90,871)	—	(90,871)
TOB trust certificates	—	(113,024,796)	—	(113,024,796)
VRDP Shares	—	(105,900,000)	—	(105,900,000)
Total	$132,000	$(219,015,667)	—	$(218,883,667)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	25

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Alabama Incentives Financing Authority, RB, Series A, 5.00%, 9/01/42	$2,000	$2,265,040
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	1,000	1,032,280
Selma IDB, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	545	602,410
		3,899,730
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.38%, 9/01/33	1,000	1,172,170
Northern Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/46	690	606,179
		1,778,349
Arizona — 0.8%
Arizona Board of Regents, Refunding RB, University of Arizona, Series A, 5.00%, 6/01/42	1,500	1,716,300
California — 8.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,230,844
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,976,977
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	838,915
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,719,810
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,655	2,883,197
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	4,137,876
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,481,990
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	3,152,298
		19,421,907
Colorado — 0.5%
City & County of Denver Colorado, Refunding ARB, Airport System, Series B, 5.00%, 11/15/37	900	1,034,370
Florida — 4.3%
City of Jacksonville Florida, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	1,120	1,306,715
County of Escambia Florida, Refunding RB, International Paper Corp. Projects, Series B, AMT, 5.00%, 8/01/26	600	601,500
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,247,220
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,502,525
Series B, 7.13%, 4/01/30	2,290	2,291,099
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	225	244,521
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	495	538,887
		9,732,467
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,076,178
Illinois — 13.9%
Chicago Illinois Board of Education, GO, Series A:
5.00%, 12/01/42	2,800	3,071,012
5.50%, 12/01/39	1,815	2,121,753
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	615	709,784
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	100	114,084
Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series C, 6.50%, 1/01/41	$6,065	$7,842,955
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	765	882,596
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	570	656,480
Cook County Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/32	265	305,206
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,801,200
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,348,740
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,887,834
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	2,010	2,352,363
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,629,834
6.00%, 6/01/28	390	468,355
		31,192,196
Indiana — 4.2%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,421,176
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,360	3,909,730
		9,330,906
Kansas — 2.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group:
Series A, 5.00%, 11/15/32	2,000	2,316,820
Series C, 5.50%, 11/15/29	3,250	3,813,095
		6,129,915
Kentucky — 1.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,300	1,549,080
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,479,144
		3,028,224
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-1, 6.50%, 11/01/35	1,420	1,681,479
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	3,210,850
Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	660	769,342
Massachusetts HFA, Refunding HRB, AMT:
Series B, 5.50%, 6/01/41	3,000	3,245,760
Series C, 5.35%, 12/01/42	1,630	1,758,575
Series F, 5.70%, 6/01/40	2,010	2,166,579
		7,940,256
Michigan — 2.7%
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	1,805	2,138,402
Michigan State Building Authority, Refunding RB, Series I, 6.00%, 10/15/38	1,250	1,504,600
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,518,960
		6,161,962

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Mississippi — 2.1%
Mississippi Development Bank, Refunding RB:
Jackson Public School District Project, Series A, 5.00%, 4/01/28	$1,060	$1,208,622
Jacksonville Mississippi Water & Sewer System Project, Series A (AGM), 5.00%, 9/01/30	3,010	3,508,095
		4,716,717
Nevada — 3.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,354,279
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,375	3,932,415
		7,286,694
New Jersey — 2.5%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,520,922
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	2,670	3,148,678
		5,669,600
New York — 4.0%
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,425,996
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	3,600	4,167,648
5.00%, 3/15/42	2,000	2,289,600
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	1,030	1,168,535
		9,051,779
North Carolina — 1.1%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	2,010	2,363,700
Ohio — 1.2%
Ohio State University, RB, General Receipts Special Purpose, Series A:
5.00%, 6/01/38	900	1,050,174
5.00%, 6/01/43	1,345	1,555,250
		2,605,424
Pennsylvania — 3.4%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,256,750
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	2,455	2,888,676
6.00%, 12/01/41	3,000	3,405,180
		7,550,606
Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	1,000	1,100,270
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,171,720
6.00%, 1/01/41	2,600	3,032,276
City of Houston Texas, Refunding RB, Utility System, First Lien, Series D, 5.00%, 11/15/42	1,500	1,733,490
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,145,798
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/42	3,335	3,599,432
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	800	996,664
Katy ISD Texas, GO, Refunding, School Building, Series A (PSF-GTD), 5.00%, 2/15/42	1,115	1,288,483
Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, Refunding RB, First Tier:
Series B, 5.00%, 1/01/42	$1,500	$1,672,230
Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,130,100
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,501,743
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,033,540
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, First Tier, Series A, 5.00%, 8/15/41	660	728,422
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,680	3,148,464
		27,182,362
Utah — 0.8%
Utah Transit Authority, Refunding RB, 5.00%, 6/15/42	1,500	1,695,030
Virginia — 3.6%
Fairfax County IDA, RB, Inova Health System Project, Series A, 5.00%, 5/15/40	1,035	1,176,505
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35 (a)	1,500	1,978,890
Virginia Resources Authority, RB, Series A, Infrastructure, 5.00%, 11/01/42	1,840	2,142,239
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossing OPCO LLC Project, AMT, 6.00%, 1/01/37	2,440	2,805,219
		8,102,853
Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	1,840	2,072,374
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert Health, Inc.:
5.25%, 4/01/39	3,470	3,856,870
Series A, 5.00%, 4/01/42	470	528,195
		6,457,439
Total Municipal Bonds — 85.0%		191,117,563

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 20.6%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	3,111,367
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (c)	4,200	4,917,906
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,727,800
Los Angeles Community College District California, GO, Series C, 5.25%, 8/01/39 (c)	5,250	6,369,877
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	7,697	9,633,058
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	889,185
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	8,412	9,851,612
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,634,090
University of California, Refunding RB, 5.00%, 5/15/37	1,000	1,159,335
		46,294,230
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (c)	2,149	2,460,986

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	27

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund, Inc. (MYF) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	$2,805	$3,424,774
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	3,507	4,078,220
		7,502,994
Florida — 2.9%
County of Miami-Dade Florida, Refunding RB, Transit System, Sales Surtax, 5.00%, 7/01/42	980	1,102,892
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,230,107
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,080	1,141,841
		6,474,840
Illinois — 4.6%
City of Chicago Illinois, Refunding RB, Water System, Second Lien, 5.00%, 11/01/42	1,559	1,763,449
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	6,555,146
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	1,750	1,992,002
		10,310,597
Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B, 5.00%, 10/15/41	2,950	3,401,409
Nevada — 8.9%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	6,041,750
Series B, 5.50%, 7/01/29	5,668	6,924,455
Las Vegas Valley Water District, GO, Refunding, 5.00%, 6/01/28	6,070	7,075,799
		20,042,004
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,540,966
New Jersey — 3.6%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,498,830
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGM), 5.00%, 12/15/32	4,000	4,539,440
Series B, 5.25%, 6/15/36	1,000	1,146,320
		8,184,590
New York — 14.9%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47	1,290	1,539,235
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal Year 2012, Series BB, 5.25%, 6/15/44	4,408	5,097,578
Series FF, 5.00%, 6/15/45	3,859	4,397,127
Series FF-2, 5.50%, 6/15/40	2,504	2,956,007
New York City Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,805,512
New York City Transitional Finance Authority, RB, Subseries E-1, 5.00%, 2/01/42	1,720	1,976,002

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
New York (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	$4,365	$5,022,038
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,560	3,037,133
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	5,700	6,665,637
		33,496,269
Ohio — 1.6%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,120	3,502,481
Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,750	1,903,720
South Carolina — 1.7%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,750,203
Texas — 8.3%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31 (c)	3,989	4,750,957
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,367,140
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	4,142,661
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	3,000	3,435,390
		18,696,148
Utah — 1.0%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,995	2,207,268
Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	2,014,943
Washington — 1.4%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	2,744	3,194,210
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 78.3%		175,977,858
Total Long-Term Investments (Cost — $326,397,597) — 163.3%		367,095,421

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (d)(e)	1,165,167	1,165,167
Total Short-Term Securities (Cost — $1,165,167) — 0.5%		1,165,167
Total Investments (Cost—$327,562,764) — 163.8%		368,260,588
Other Assets Less Liabilities — 1.5%		3,397,150
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (38.9)%		(87,458,307)
VRDP Shares, at Liquidation Value — (26.4)%		(59,400,000)
Net Assets Applicable to Common Shares — 100.0%		$224,799,431

Notes to Schedule of Investments

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)
Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund, Inc. (MYF)
(c)
All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,627,442.

(d)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
FFI Institutional Tax-Exempt Fund	176,582	988,585	1,165,167	$170

(e)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$367,095,421	—	$367,095,421
Short-Term Securities	$1,165,167	—	—	1,165,167
Total	$1,165,167	$367,095,421	—	$368,260,588
[1]	See Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(50,970)	—	$(50,970)
TOB trust certificates	—	(87,413,872)	—	(87,413,872)
VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total	—	$(146,864,842)	—	$(146,864,842)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	29

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey — 120.7%
Corporate — 4.8%
Middlesex County Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	$655	$427,669
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	2,925	3,277,199
Series B, 5.60%, 11/01/34	2,430	2,769,155
Salem County Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	5,052,184
		11,526,207
County/City/Special District/School District — 15.5%
Bergen County New Jersey Improvement Authority, Refunding RB, Fair Lawn Community Center, Inc. Project, 5.00%, 9/15/34	1,470	1,756,150
City of Margate City New Jersey, GO, Refunding, Improvement, New Jersey:
5.00%, 1/15/26	1,200	1,400,124
5.00%, 1/15/27	845	981,915
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM):
5.00%, 7/01/33	1,575	1,708,434
5.00%, 7/01/34	1,925	2,077,306
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,720,380
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,578,715
5.50%, 10/01/29	5,085	6,766,355
Garden State Preservation Trust, RB, CAB, Series B (AGM), 3.19%, 11/01/28 (a)	4,540	2,757,914
Gloucester County Improvement Authority, RB, County Guaranteed Loan—County Capital Program, 5.00%, 4/01/38	1,000	1,094,020
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,361,312
Monmouth County Improvement Authority, Refunding RB, Government Loan (AMBAC):
5.00%, 12/01/15	5	5,013
5.00%, 12/01/16	5	5,012
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,196,303
Newark Housing Authority, Refunding RB, Redevelopment Project (NPFGC), 4.38%, 1/01/37	2,875	2,890,841
Union County Improvement Authority, RB, Guaranteed Lease-Family Court Building Project, 5.00%, 5/01/42	2,835	3,233,346
		37,533,140
Education — 18.4%
New Jersey EDA, RB:
MSU Student Housing Project, 5.88%, 6/01/42	1,500	1,681,695
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,700	1,945,072
School Facilities Construction, Series CC-2, 5.00%, 12/15/32	1,300	1,479,985
New Jersey EDA, Refunding RB, Series GG, 5.25%, 9/01/27	3,000	3,527,610
New Jersey Educational Facilities Authority, RB, Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,287,334
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	6,115	6,754,751
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,063,850
Kean University, Series A, 5.50%, 9/01/36	4,500	5,170,320
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	$1,250	$1,411,550
Ramapo College, Series B, 5.00%, 7/01/37	155	176,444
Ramapo College, Series B, 5.00%, 7/01/42	340	385,859
Rider University, Series A, 5.00%, 7/01/32	1,000	1,106,200
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	2,014,506
University of Medicine & Dentistry, Series B, 7.13%, 12/01/23	1,300	1,661,660
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	1,625	2,036,385
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1A, 5.00%, 12/01/25	1,010	1,115,656
Series 1A, 5.00%, 12/01/26	640	704,442
Series 1A, 5.25%, 12/01/32	900	998,406
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series A, AMT, 5.75%, 12/01/29	4,045	4,570,365
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	4,320	4,944,024
Rutgers—The State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	500	555,075
		44,591,189
Health — 13.8%
New Jersey EDA, RB, Masonic Charity Foundation of New Jersey:
5.25%, 6/01/24	1,425	1,460,882
5.25%, 6/01/32	685	701,632
New Jersey EDA, Refunding RB, First Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,563,600
5.80%, 11/01/31	1,000	1,023,830
New Jersey Health Care Facilities Financing Authority, RB:
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	1,540	1,581,580
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,950	2,023,125
Meridian Health, Series I (AGC), 5.00%, 7/01/38	970	1,041,693
Pascack Valley Hospital Association, 6.63%, 7/01/36 (b)(c)	1,845	18
Virtua Health (AGC), 5.50%, 7/01/38	2,500	2,789,625
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	3,003,280
Barnabas Health, Series A, 5.00%, 7/01/25	265	306,777
Barnabas Health, Series A, 5.63%, 7/01/32	1,090	1,235,471
Barnabas Health, Series A, 5.63%, 7/01/37	3,030	3,422,718
Kennedy Health System, 5.00%, 7/01/31	750	837,015
Meridian Health System, 5.00%, 7/01/23	500	587,545
Meridian Health System, 5.00%, 7/01/25	1,000	1,153,230
Meridian Health System, 5.00%, 7/01/26	830	950,259
Meridian Health System, 5.00%, 7/01/27	1,000	1,140,960
Robert Wood Johnson, 5.00%, 7/01/31	1,000	1,101,740
South Jersey Hospital, 5.00%, 7/01/36	385	399,661
South Jersey Hospital, 5.00%, 7/01/46	1,650	1,708,014
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,155	4,379,578
		33,412,233

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Housing — 8.3%
New Jersey State Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.55%, 11/01/43	$2,880	$2,993,645
S/F Housing, Series CC, 5.00%, 10/01/34	2,830	3,061,862
S/F Housing, Series U, AMT, 4.95%, 10/01/32	660	688,109
S/F Housing, Series U, AMT, 5.00%, 10/01/37	920	953,976
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,050	2,104,140
S/F Housing, Series X, AMT, 5.05%, 4/01/18	420	464,444
Series A, 4.75%, 11/01/29	2,305	2,463,907
Series A, 6.50%, 10/01/38	990	1,038,549
Series A, AMT (NPFGC), 4.90%, 11/01/35	1,365	1,375,770
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.65%, 10/01/32	4,765	4,945,165
		20,089,567
State — 27.3%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.63%, 11/01/23 (a)	1,860	1,405,267
Election of 2005, Series A, 5.80%, 11/01/15 (d)	2,500	2,861,125
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,471,760
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	12,500	13,206,125
School Facilities Construction, Series KK, 5.00%, 3/01/35	1,500	1,719,960
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,470	1,673,845
School Facilities Construction, Series L (AGM), 5.00%, 3/01/15 (d)	5,800	6,341,488
School Facilities Construction, Series P, 5.00%, 9/01/15	3,000	3,327,450
School Facilities Construction, Series P, 5.25%, 9/01/15 (d)	2,710	3,043,926
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	3,665	4,271,484
Series Y, 5.00%, 9/01/33	880	984,122
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	440	501,574
5.00%, 6/15/28	720	813,002
5.00%, 6/15/29	1,760	1,964,846
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,492,450
School Facilities Construction, Series AA, 5.25%, 12/15/33	1,000	1,138,910
School Facilities, Series GG, 5.25%, 9/01/26	7,000	8,273,300
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,518,776
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/27	4,200	4,752,342
5.25%, 6/15/28	1,100	1,241,867
		66,003,619
Transportation — 27.1%
Delaware River Port Authority of Pennsylvania & New Jersey, RB, Series D, 5.00%, 1/01/40	1,535	1,714,257
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 0.00%, 1/01/35 (e)	4,870	4,647,733
Series E, 5.25%, 1/01/40	2,525	2,833,757
New Jersey State Turnpike Authority, Refunding RB:
Series A, 5.00%, 1/01/35	1,160	1,330,520
Series B, 5.00%, 1/01/30	2,660	3,113,344
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series A (AGC), 5.63%, 12/15/28	$1,250	$1,490,225
CAB, Series C (AMBAC), 4.57%, 12/15/35 (a)	4,140	1,472,846
Series A, 6.00%, 6/15/35	6,030	7,425,583
Series A, 5.88%, 12/15/38	3,650	4,304,372
Series A, 6.00%, 12/15/38	1,950	2,326,877
Series A, 5.50%, 6/15/41	6,000	6,972,780
Series A, 5.00%, 6/15/42	1,000	1,115,550
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	1,000	1,158,960
Series B, 5.00%, 6/15/42	7,340	8,149,602
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,229,600
Consolidated, 169th Series, AMT, 5.00%, 10/15/41	250	280,593
JFK International Air Terminal, 6.00%, 12/01/42	2,700	3,209,706
Port Authority of New York & New Jersey, Consolidated, Refunding RB, AMT:
152nd Series, 5.75%, 11/01/30	3,300	3,846,381
152nd Series, 5.25%, 11/01/35	240	265,178
172nd Series, 5.00%, 10/01/34	1,500	1,706,580
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	1,075	1,244,700
5.00%, 11/01/29	575	664,200
		65,503,344
Utilities — 5.5%
New Jersey EDA, Refunding RB, United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,935,105
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 4.13%, 9/01/31 (a)	6,000	2,806,920
Union County Utilities Authority, Refunding RB, Series A:
County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,723,485
Covanta Union, AMT, 5.25%, 12/01/31	670	749,750
		13,215,260
Total Municipal Bonds in New Jersey		291,874,559

Puerto Rico — 6.0%
State — 6.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.75%, 8/01/37	6,000	6,485,280
6.00%, 8/01/42	4,000	4,401,080
Puerto Rico Sales Tax Financing Corp., Refunding RB, First Sub-Series C, 6.00%, 8/01/39	3,320	3,696,554
Total Municipal Bonds in Puerto Rico		14,582,914
Total Municipal Bonds — 126.7%		306,457,473

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 25.4%
Education — 0.9%
Rutgers — The State University of New Jersey, Refunding RB, Series F, 5.00%, 5/01/39	2,009	2,230,283

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	31

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
State — 7.4%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	$5,460	$7,406,108
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	3,600	4,293,612
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/29	5,232	6,111,332
		17,811,052
Transportation — 11.2%
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.25%, 6/15/36	5,000	5,731,600
Transportation System, Series A (AGM), 5.00%, 12/15/32	4,100	4,652,926
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	12,626,662
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, 5.25%, 11/01/35	3,764	4,158,537
		27,169,725
Utilities — 5.9%
Union County Utilities Authority, Refunding LRB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	12,820	14,345,964
Total Municipal Bonds Transferred to Tender Option Bond Trusts in New Jersey		61,557,024
Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
Puerto Rico — 1.0%
State — 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$2,220	$2,415,005
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.4%		63,972,029
Total Long-Term Investments (Cost — $337,579,565) — 153.1%		370,429,502

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund 0.00%(g)(h)	5,420,068	5,420,068
Total Short-Term Securities (Cost — $5,420,068) — 2.2%		5,420,068
Total Investments (Cost—$342,999,633) — 155.3%		375,849,570
Other Assets Less Liabilities — 1.0%		2,388,873
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%		(34,061,504)
VRDP Shares, at Liquidation Value — (42.2)%		(102,200,000)
Net Assets Applicable to Common Shares — 100.0%		$241,976,939

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Non-income producing security.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)
Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(g)	Investments in issuers considered to be an affiliate of the Fund during the six months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at January 31, 2013	Income
BIF New Jersey Municipal Money Fund	1,495,608	3,924,460	5,420,068	—

(h)	Represents the current yield as of report date.
•
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$370,429,502	—	$370,429,502
Short-Term Investments	$5,420,068	—	—	5,420,068
Total	$5,420,068	$370,429,502	—	$375,849,570

[1]	See above Schedule of Investments for values in each sector or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of January 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(87,696)	—	$(87,696)
TOB trust certificates	—	(34,049,339)	—	(34,049,339)
VRDP Shares	—	(102,200,000)	—	(102,200,000)
Total	—	$(136,337,035)	—	$(136,337,035)

There were no transfers between levels during the six months ended January 31, 2013.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	33

Statements of Assets and Liabilities

January 31, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Assets
Investments at value — unaffiliated[1]	$100,914,155	$107,959,185	$580,050,178	$367,095,421	$370,429,502
Investments at value — affiliated[2]	2,282,246	1,912,101	2,352,332	1,165,167	5,420,068
Cash pledged as collateral for financial futures contracts	—	—	132,000	—	—
Interest receivable	952,946	768,327	7,654,006	4,478,755	3,488,785
Investments sold receivable	195,000	52,932	1,915,342	51,229	—
Deferred offering costs	171,916	182,864	203,659	204,778	254,349
Prepaid expenses	36,885	2,581	12,987	8,259	8,556
Total assets	104,553,148	110,877,990	592,320,504	373,003,609	379,601,260

Accrued Liabilities
Bank overdraft	4,719	32,006	90,871	50,970	87,696
Investments purchased payable	1,279,823	—	4,067,641	—	—
Income dividends payable — Common Shares	263,068	318,041	1,684,746	1,075,642	1,056,093
Investment advisory fees payable	48,044	46,856	247,449	157,845	158,146
Interest expense and fees payable	2,434	455	56,171	44,435	12,165
Officer’s and Directors’ fees payable	1,640	1,616	8,545	3,933	5,769
Variation margin payable	775	—	9,375	—	—
Other accrued expenses payable	6,589	12,355	33,207	57,481	55,113
Total accrued liabilities	1,607,092	411,329	6,198,005	1,390,306	1,374,982

Other Liabilities
TOB trust certificates	6,208,399	3,330,000	113,024,796	87,413,872	34,049,339
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	29,600,000	37,300,000	105,900,000	59,400,000	102,200,000
Total other liabilities	35,808,399	40,630,000	218,924,796	146,813,872	136,249,339
Total liabilities	37,415,491	41,041,329	225,122,801	148,204,178	137,624,321
Net Assets Applicable to Common Shareholders	$67,137,657	$69,836,661	$367,197,703	$224,799,431	$241,976,939

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$59,629,530	$60,694,676	$301,884,990	$189,611,059	$205,378,128
Undistributed net investment income	852,770	891,364	4,499,712	3,781,916	4,385,721
Accumulated net realized loss	(1,474,508)	(972,303)	(195,985)	(9,291,368)	(636,847)
Net unrealized appreciation/depreciation	8,129,865	9,222,924	61,008,986	40,697,824	32,849,937
Net Assets Applicable to Common Shareholders	$67,137,657	$69,836,661	$367,197,703	$224,799,431	$241,976,939
Net asset value per Common Share	$15.95	$15.26	$17.22	$16.51	$16.96

[1] Investments at cost — unaffiliated	$92,783,515	$98,736,261	$519,141,811	$326,397,597	$337,579,565
[2] Investments at cost — affiliated	$2,282,246	$1,912,101	$2,352,332	$1,165,167	$5,420,068
[3] VRDP Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
[4] VRDP Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	1,536	1,985	8,059	1 million	5,782
[6] Common Shares outstanding, $0.10 par value	4,209,094	4,576,128	21,325,893	13,615,721	14,271,528
[7] Common Shares authorized	200 million	200 million	200 million	unlimited	200 million

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Statements of Operations

Six Months Ended January 31, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Investment Income
Interest	$2,160,349	$2,476,087	$12,378,871	$8,173,816	$8,056,146
Income — affiliated	23	68	11	170	—
Total income	2,160,372	2,476,155	12,378,882	8,173,986	8,056,146

Expenses
Investment advisory	286,008	277,749	1,479,386	933,758	937,994
Professional	38,306	32,100	77,077	58,627	59,922
Accounting services	13,686	13,345	45,227	32,725	33,554
Liquidity fees	128,631	—	—	—	—
Remarketing fees on Preferred Shares	15,128	—	—	—	—
Transfer agent	15,052	10,100	13,373	12,394	13,002
Officer and Directors	3,431	3,501	18,971	10,414	12,338
Custodian	4,169	4,445	13,069	9,158	9,494
Printing	5,318	5,538	5,976	4,811	4,573
Registration	4,657	1,062	4,666	4,711	4,663
Miscellaneous	19,438	676	34,331	19,995	30,599
Total expenses excluding interest expense, fees and amortization of offering costs	533,824	348,516	1,692,076	1,086,593	1,106,139
Interest expense, fees and amortization of offering costs[1]	75,888	220,753	989,597	658,330	689,571
Total expenses	609,712	569,269	2,681,673	1,744,923	1,795,710
Less fees waived by Manager	(534)	(108)	(4,244)	(595)	(2,100)
Total expenses after fees waived	609,178	569,161	2,677,429	1,744,328	1,793,610
Net investment income	1,551,194	1,906,994	9,701,453	6,429,658	6,262,536

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	535,900	169,891	1,895,892	2,154,645	855,674
Financial futures contracts	—	(25,067)	89,127	—	—
	535,900	144,824	1,985,019	2,154,645	855,674
Net change in unrealized appreciation/depreciation on:
Investments	(572,017)	497,471	3,648,560	684,616	676,204
Financial futures contracts	(775)	—	100,619	—	—
	(572,792)	497,471	3,749,179	684,616	676,204
Total realized and unrealized gain (loss)	(36,892)	642,295	5,734,198	2,839,261	1,531,878
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,514,302	$2,549,289	$15,435,651	$9,268,919	$7,794,414
[1]	Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	35

Statements of Changes in Net Assets	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$1,551,194	$3,111,996
Net realized gain	535,900	126,657
Net change in unrealized appreciation/depreciation	(572,792)	6,079,939
Dividends to AMPS shareholders from net investment income	—	(68,450)
Net increase in net assets applicable to Common Shareholders resulting from operations	1,514,302	9,250,142

Dividends to Common Shareholders From
Net investment income	(1,577,933)	(3,110,662)[1]

Capital Share Transactions
Reinvestment of common dividends	42,528	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(21,103)	6,139,480
Beginning of period	67,158,760	61,019,280
End of period	$67,137,657	$67,158,760
Undistributed net investment income	$852,770	$879,509

BlackRock MuniYield Arizona Fund, Inc. (MZA)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$1,906,994	$3,683,450
Net realized gain	144,824	778,352
Net change in unrealized appreciation/depreciation	497,471	7,268,040
Net increase in net assets applicable to Common Shareholders resulting from operations	2,549,289	11,729,842

Dividends to Common Shareholders From
Net investment income	(1,906,939)	(3,806,859)[1]

Capital Share Transactions
Reinvestment of common dividends	123,351	61,778

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	765,701	7,984,761
Beginning of period	69,070,960	61,086,199
End of period	$69,836,661	$69,070,960
Undistributed net investment income	$891,364	$891,309
[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Statements of Changes in Net Assets	BlackRock MuniYield California Fund, Inc. (MYC)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$9,701,453	$20,005,315
Net realized gain	1,985,019	6,412,710
Net change in unrealized appreciation/depreciation	3,749,179	48,830,780
Net increase in net assets applicable to Common Shareholders resulting from operations	15,435,651	75,248,805

Dividends to Common Shareholders From
Net investment income	(10,102,548)	(20,187,902)[1]

Capital Share Transactions
Reinvestment of common dividends	523,907	—

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	5,857,010	55,060,903
Beginning of period	361,340,693	306,279,790
End of period	$367,197,703	$361,340,693
Undistributed net investment income	$4,499,712	$4,900,807

BlackRock MuniYield Investment Fund (MYF)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$6,429,658	$12,618,649
Net realized gain	2,154,645	3,366,670
Net change in unrealized appreciation/depreciation	684,616	32,015,417
Net increase in net assets applicable to Common Shareholders resulting from operations	9,268,919	48,000,736

Dividends to Common Shareholders From
Net investment income	(6,451,239)	(12,738,803)[1]

Capital Share Transactions
Reinvestment of common dividends	204,182	388,311

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	3,021,862	35,650,244
Beginning of period	221,777,569	186,127,325
End of period	$224,799,431	$221,777,569
Undistributed net investment income	$3,781,916	$3,803,497
[1]	Dividends are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	37

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2013 (Unaudited)	Year Ended July 31, 2012
Operations
Net investment income	$6,262,536	$12,296,804
Net realized gain	855,674	809,303
Net change in unrealized appreciation/depreciation	676,204	29,093,368
Net increase in net assets applicable to Common Shareholders resulting from operations	7,794,414	42,199,475

Dividends and Distributions to Common Shareholders From
Net investment income	(6,389,265)	(12,674,633)[1]
Net realized gain	(918,415)	—
Decrease in net assets resulting from dividends and distributions to Common Shareholders	(7,307,680)	(12,674,633)

Capital Share Transactions
Reinvestment of common dividends and distributions	730,898	113,352

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	1,217,632	29,638,194
Beginning of period	240,759,307	211,121,113
End of period	$241,976,939	$240,759,307
Undistributed net investment income	$4,385,721	$4,512,450
[1]	Dividends and distributions are determined in accordance with federal income tax regulations

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Statements of Cash Flows

Six Months Ended January 31, 2013 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations, excluding dividends to AMPS shareholders	$1,514,302	$2,549,289	$15,435,651	$9,268,919	$7,794,414
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
(Increase) decrease in interest receivable	(10,341)	(11,016)	283,548	(134,326)	(63,206)
Increase in cash pledged as collateral for financial futures contracts	—	—	(132,000)	—	—
Increase in prepaid expenses	(35,451)	(972)	(4,987)	(3,320)	(3,383)
Increase (decrease) in investment advisory fees payable	553	688	(516)	4,466	3,438
Increase (decrease) in interest expense and fees payable	(146)	7	(6,668)	1,700	484
Increase (decrease) in other accrued expenses payable	(41,718)	(53,685)	(24,095)	5,679	16,325
Increase in variation margin payable	775	—	9,375	—	—
Increase (decrease) in Officer’s and Directors’ fees payable	185	142	1,344	(430)	670
Net realized and unrealized (gain) loss on investments	36,117	(667,362)	(5,544,452)	(2,839,261)	(1,531,878)
Amortization of premium and accretion of discount on investments	131,765	56,460	933,097	523,294	247,950
Amortization of deferred offering costs	7,988	42,596	41,825	2,771	3,634
Proceeds from sales of long-term investments	9,567,483	5,850,941	63,021,135	37,525,812	17,214,859
Purchases of long-term investments	(7,838,828)	(5,455,588)	(61,387,783)	(39,343,165)	(20,509,572)
Net proceeds from sales (purchases) of short-term securities	(1,802,164)	(560,480)	690,980	(988,585)	(3,924,460)
Cash provided by (used for) operating activities	1,530,520	1,751,020	13,316,454	4,023,554	(750,725)

Cash Provided by (Used for) Financing Activities
Cash receipts from TOB trust certificates	—	—	3,080,250	1,740,041	7,236,643
Cash payments for TOB trust certificates	—	—	(6,911,355)	(210,112)	—
Cash dividends paid to Common Shareholders	(1,535,239)	(1,783,026)	(9,576,220)	(6,246,083)	(6,573,614)
Increase in bank overdraft	4,719	32,006	90,871	50,970	87,696
Cash provided for (used for) financing activities	(1,530,520)	(1,751,020)	(13,316,454)	(4,665,184)	750,725

Cash
Net decrease in cash	—	—	—	$(641,630)	—
Cash at beginning of period	—	—	—	641,630	—
Cash at end of period	—	—	—	—	—

Cash Flow Information
Cash paid during the period for interest and fees	$65,952	$218,382	$993,499	$652,999	$684,554

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	$42,528	$123,351	$523,907	$204,182	$730,898

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	39

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,								Period June 1, 2008 to July 31, 2008		Year Ended May 31, 2008
			2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$15.97		$14.51		$14.50		$12.99		$13.51		$14.05		$14.91
Net investment income[1]	0.37		0.74		0.87		0.88		0.87		0.14		0.91
Net realized and unrealized gain (loss)	(0.01)		1.48		(0.03)		1.40		(0.55)		(0.53)		(0.86)
Dividends to AMPS shareholders from net investment income	—		(0.02)		(0.10)		(0.10)		(0.20)		(0.04)		(0.27)
Net increase (decrease) from investment operations	0.36		2.20		0.74		2.18		0.12		(0.43)		(0.22)
Dividends to Common Shareholders from net investment income	(0.38)		(0.74)[2]		(0.73)[2]		(0.67)[2]		(0.64)[2]		(0.11)[2]		(0.64)[2]
Net asset value, end of period	$15.95		$15.97		$14.51		$14.50		$12.99		$13.51		$14.05
Market price, end of period	$15.85		$15.80		$12.98		$13.54		$11.60		$12.12		$12.81

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	2.25%	[4]	15.73%		5.71%		17.67%		2.26%		(3.01)%	[4]	(1.10)%
Based on market price	2.70%	[4]	28.00%		1.26%		23.05%		1.79%		(4.56)%	[4]	(3.48)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.80%	[5]	1.82%	[6]	1.23%	[6]	1.20%	[6]	1.33%	[6]	1.39%	[6,7]	1.28%	[6]
Total expenses after fees waived and paid indirectly	1.79%	[5]	1.81%	[6]	1.22%	[6]	1.12%	[6]	1.15%	[6]	1.15%	[6,7]	1.04%	[6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.57%	[5,9]	1.57%	[6,9]	1.21%	[6]	1.12%	[6]	1.11%	[6]	1.11%	[6,7]	1.04%	[6]
Net investment income	4.56%	[5]	4.86%	[6]	6.16%	[6]	6.30%	[6]	7.01%	[6]	6.36%	[6,7]	6.31%	[6]
Dividends to AMPS shareholders	—		0.11%		0.71%		0.75%		1.59%		1.84%[7]		1.89%
Net investment income to Common Shareholders	4.56%	[5]	4.75%		5.45%		5.55%		5.42%		4.52%[7]		4.42%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$67,138		$67,159		$61,019		$61,010		$54,642		$56,830		$59,101
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		$29,632		$29,625		$29,625		$29,625		$31,000
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600		—		—		—		—		—
Portfolio turnover	8%		27%		23%		27%		32%		2%		21%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		$76,499		$76,492		$71,119		$72,970		$72,676
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$326,816		$326,888		—		—		—		—		—
[1]	Based on average Common Shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Annualized. Certain non-recurring expenses have been included in the ratio but not annualized. If these expenses were annualized, the ratio of the total expenses, total expenses after fees waived and paid indirectly, total expenses after fees waived and fees paid indirectly and excluding interest expense and fees, net investment income and net investment income to Common Shareholders would have been 1.79%, 1.55%, 1.50%, 5.96% and 4.12% respectively.
[8]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[9]	For the six months ended January 31, 2013 and the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.15% and 1.18%, respectively.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Financial Highlights	BlackRock MuniYield Arizona Fund (MZA)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,							Period November 1, 2007 to July 31, 2008		Year Ended October 31, 2007
			2012	2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$15.12		$13.38	$13.73		$12.40		$12.81		$13.96		$14.53
Net investment income[1]	0.42		0.80	0.87		0.93		0.95		0.72		0.95
Net realized and unrealized gain (loss)	0.14		1.77	(0.33)		1.28		(0.47)		(1.00)		(0.46)
Dividends and distributions to AMPS shareholders from:
Net investment income	—		—	(0.06)		(0.06)		(0.19)		(0.19)		(0.29)
Net realized gain	—		—	—		—		—		(0.05)		(0.02)
Net increase from investment operations	0.56		2.57	0.48		2.15		0.29		(0.52)		0.18
Dividends and distributions to Common Shareholders from:
Net investment income	(0.42)		(0.83)[2]	(0.83)[2]		(0.82)[2]		(0.70)[2]		(0.51)[2]		(0.69)[2]
Net realized gain	—		—	—		—		—		(0.12)[2]		(0.06)[2]
Total dividends and distributions to Common Shareholders	(0.42)		(0.83)	(0.83)		(0.82)		(0.70)		(0.63)		(0.75)
Net asset value, end of period	$15.26		$15.12	$13.38		$13.73		$12.40		$12.81		$13.96
Market price, end of period	$16.48		$15.61	$12.83		$13.67		$12.85		$13.94		$13.66

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	3.70%	[4]	19.86%	3.92%		17.75%		3.27%		(3.79)%	[4]	1.29%
Based on market price	8.47%	[4]	29.05%	0.09%		13.13%		(1.66)%		6.99%	[4]	(2.63)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.62%	[5]	1.96%	1.52%	[6]	1.25%	[6]	1.46%	[6]	1.61%	[5,6]	1.76% [6]
Total expenses after fees waived and paid indirectly	1.62%	[5]	1.96%	1.52%	[6]	1.24%	[6]	1.42%	[6]	1.59%	[5,6]	1.75% [6]
Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.99%	[5]	1.58%[8]	1.43%	[6]	1.22%	[6]	1.36%	[6]	1.40%	[5,6]	1.37% [6]
Net investment income	5.43%	[5]	5.62%	6.62%	[6]	6.99%	[6]	8.16%	[6]	7.19%	[5,6]	6.65% [6]
Dividends to AMPS shareholders	—		—	0.36%		0.44%		1.61%		1.94%	[5]	2.04%
Net investment income to Common Shareholders	5.43%	[5]	5.62%	6.26%		6.56%		6.55%		5.25%	[5]	4.61%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$69,837		$69,071	$61,086		$62,618		$56,449		$58,218		$63,228
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$38,800		$38,800		$40,300		$40,300
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300		—		—		—		—
Portfolio turnover	5%		26%	16%		25%		39%		13%		31%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$65,350		$61,375		$61,122		$64,232
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$287,230		$285,177	$263,770		—		—		—		—
[1]	Based on average Common Shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	41

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,							Period November 1, 2007 to July 31, 2008		Year Ended October 31, 2007
			2012	2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$16.97		$14.38	$14.76		$13.47		$13.71		$14.60		$15.11
Net investment income[1]	0.45		0.94	0.95		0.94		0.91		0.69		0.93
Net realized and unrealized gain (loss)	0.27		2.60	(0.37)		1.21		(0.33)		(0.88)		(0.49)
Dividends to AMPS shareholders from net investment income	—		—	(0.03)		(0.03)		(0.13)		(0.20)		(0.29)
Net increase (decrease) from investment operations	0.72		3.54	0.55		2.12		0.45		(0.39)		0.15
Dividends to Common Shareholders from net investment income	(0.47)		(0.95)[2]	(0.93)[2]		(0.83)[2]		(0.69)[2]		(0.50)[2]		(0.66)[2]
Net asset value, end of period	$17.22		$16.97	$14.38		$14.76		$13.47		$13.71		$14.60
Market price, end of period	$17.27		$17.31	$13.29		$14.44		$12.44		$13.07		$13.25

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	4.31%	[4]	25.45%	4.28%		16.59%		4.64%		(2.55)%	[4]	1.36%
Based on market price	2.56%	[4]	38.46%	(1.49)%		23.51%		1.37%		2.37%	[4]	(0.72)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.46%	[5]	1.64%	1.49%	[6]	1.19%	[6]	1.49%	[6]	1.49%	[5,6]	1.77%	[6]
Total expenses after fees waived	1.46%	[5]	1.64%	1.49%	[6]	1.18%	[6]	1.47%	[6]	1.45%	[5,6]	1.75%	[6]
Total expenses after fees waived and excluding interest expense, fees and amortization of offering cost[7]	0.92%	[5]	1.21%[8]	1.16%	[6]	0.99%	[6]	1.08%	[6]	1.06%	[5,6]	1.06%	[6]
Net investment income	5.27%	[5]	5.96%	6.76%	[6]	6.53%	[6]	7.07%	[6]	6.24%	[5,6]	6.29%	[6]
Dividends to AMPS shareholders	—		—	0.18%		0.22%		0.99%		1.83%	[5]	1.93%
Net investment income to Common Shareholders	5.27%	[5]	5.96%	6.58%		6.31%		6.08%		4.41%	[5]	4.36%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$367,198		$361,341	$306,280		$314,326		$286,805		$292,002		$310,934
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$105,950		$105,950		$126,500		$175,000
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900		—		—		—		—
Portfolio turnover	9%		48%	33%		41%		38%		30%		41%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$99,173		$92,679		$82,724		$69,452
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$446,740		$441,209	$389,216		—		—		—		—
[1]	Based on average Common Shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,								Period November 1, 2007 to July 31, 2008		Year Ended October 31, 2007
			2012		2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$16.30		$13.71		$14.26		$12.95		$13.59		$14.53		$15.11
Net investment income[1]	0.47		0.93		0.97		0.96		0.96		0.73		0.99
Net realized and unrealized gain (loss)	0.21		2.60		(0.58)		1.18		(0.77)		(0.94)		(0.57)
Dividends to AMPS shareholders from net investment income	—		—		(0.02)		(0.02)		(0.13)		(0.21)		(0.30)
Net increase (decrease) from investment operations	0.68		3.53		0.37		2.12		0.06		(0.42)		0.12
Dividends to Common Shareholders from net investment income	(0.47)		(0.94)[2]		(0.92)[2]		(0.81)[2]		(0.70)[2]		(0.52)[2]		(0.70)[2]
Net asset value, end of period	$16.51		$16.30		$13.71		$14.26		$12.95		$13.59		$14.53
Market price, end of period	$17.18		$16.52		$13.08		$14.36		$11.72		$11.91		$12.86

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	4.22%	[4]	26.55%		2.97%		17.12%		1.93%		(2.52)%	[4]	1.21%
Based on market price	7.01%	[4]	34.44%		(2.45)%		30.32%		5.26%		(3.48)%	[4]	(5.68)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.54%	[5]	1.66%		1.45%	[6]	1.26%	[6]	1.35%	[6]	1.42%	[5,6]	1.47%	[6]
Total expenses after fees waived	1.54%	[5]	1.66%		1.45%	[6]	1.26%	[6]	1.34%	[6]	1.40%	[5,6]	1.46%	[6]
Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.96%	[5]	1.22%	[8]	1.14%	[6]	1.02%	[6]	1.12%	[6]	1.10%	[5,6]	1.10%	[6]
Net investment income	5.68%	[5]	6.19%		7.22%	[6]	6.92%	[6]	7.66%	[6]	6.77%	[5,6]	6.72%	[6]
Dividends to AMPS shareholders	—		—		0.15%		0.18%		1.09%		1.92%	[5]	2.01%
Net investment income to Common Shareholders	5.68%	[5]	6.19%		7.07%		6.74%		6.57%		4.85%	[5]	4.71%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$224,799		$221,778		$186,127		$193,270		$175,610		$184,315		$197,014
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—		59,475		$59,475		$90,825		$110,000
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400		$59,400		—		—		—		—
Portfolio turnover	9%		34%		27%		41%		63%		22%		25%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—		$106,242		$98,819		$75,742		$69,790
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$478,450		$473,363		$413,346		—		—		—		—
[1]	Based on average Common Shares outstanding.
[2]	Dividends are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	43

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2013 (Unaudited)		Year Ended July 31,							Period December 1, 2007 to July 31, 2008		Year Ended November 30, 2007
			2012	2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$16.92		$14.84	$15.24		$14.13		$14.36		$15.18		$15.90
Net investment income[1]	0.45		0.86	0.92		1.00		0.98		0.62		1.01
Net realized and unrealized gain (loss)	0.10		2.11	(0.41)		1.00		(0.34)		(0.79)		(0.74)
Dividends to AMPS shareholders from net investment income	—		—	(0.03)		(0.04)		(0.15)		(0.18)		(0.29)
Net increase (decrease) from investment operations	0.55		2.97	0.48		1.96		0.49		(0.35)		(0.02)
Dividends and distributions to common shareholders from:
Net investment income	(0.45)		(0.89)[2]	(0.88)[2]		(0.85)[2]		(0.72)[2]		(0.47)[2]		(0.70)[2]
Net realized gain	(0.06)		—	—		—		—		—		—
Total dividends and distributions	(0.51)		(0.89)	(0.88)		(0.85)		(0.72)		(0.47)		(0.70)
Net asset value, end of period	$16.96		$16.92	$14.84		$15.24		$14.13		$14.36		$15.18
Market price, end of period	$17.08		$17.07	$13.53		$15.19		$13.49		$13.52		$13.66

Total Investment Return Applicable to Common Shareholders[3]
Based on net asset value	3.29%	[4]	20.72%	3.55%		14.34%		4.50%		(2.17)%	[4]	0.11%
Based on market price	3.10%	[4]	33.59%	(5.28)%		19.38%		5.96%		2.35%	[4]	(7.41)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.47%	[5]	1.61%	1.26%	[6]	1.01%	[6]	1.15%	[6]	1.22%	[5,6]	1.28% [6]
Total expenses after fees waived	1.47%	[5]	1.60%	1.25%	[6]	1.00%	[6]	1.14%	[6]	1.20%	[5,6]	1.27% [6]
Total expenses after fees waived and excluding interest expense, fees and amortization of offering costs[7]	0.91%	[5]	1.28% [8]	1.14%	[6]	0.98%	[6]	1.05%	[6]	1.13%	[5]	1.10% [6]
Net investment income	5.12%	[5]	5.41%	6.26%	[6]	6.71%	[6]	7.21%	[6]	6.27%	[5]	6.56% [6]
Dividends to AMPS shareholders	—		—	0.23%		0.30%		1.12%		1.85%	[5,6]	1.85%
Net investment income to Common Shareholders	5.12%	[5]	5.41%	6.03%		6.41%		6.09%		4.42%	[5,6]	4.71%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$241,977		$240,759	$211,121		$216,433		$200,740		$204,022		$215,585
AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		$102,200		$102,200		$104,725		$119,000
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200		—		—		—		—
Portfolio turnover	5%		23%	18%		15%		21%		11%		18%
Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		$77,946		$74,107		$73,709		$70,305
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$336,768		$335,577	$306,576		—		—		—		—

[1]	Based on average Common Shares outstanding.
[2]	Dividends and distributions are determined in accordance with federal income tax regulations.
[3]	Total investment returns based on market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Annualized.
[6]	Do not reflect the effect of dividends to AMPS shareholders.
[7]	Interest expense, fees and amortization of offering costs relate to TOBs and/or VRDP Shares. See Note 1 and Note 7 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs and VRDP Shares, respectively.
[8]	For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Muni New York Intermediate Duration Fund, Inc. (“MNE”), BlackRock MuniYield Arizona Fund, Inc. (“MZA”), BlackRock MuniYield California Fund, Inc. (“MYC”), BlackRock MuniYield Investment Fund (“MYF”) and BlackRock MuniYield New Jersey Fund, Inc. (“MYJ”) (collectively, the “Funds” or individually as a “Fund”) are registered under the 1940 Act, as non-diversified, closed-end management investment companies. MNE, MZA, MYC and MYJ are organized as Maryland corporations. MYF is organized as a Massachusetts business trust. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Boards of Directors and the Board of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delagate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. A market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement,

SEMI-ANNUAL REPORT	JANUARY 31, 2013	45

Notes to Financial Statements (continued)

the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is a special purpose entity established by a third party sponsor, into which a fund, or an agent on behalf of a fund, transfers municipal bonds into a trust (“TOB Trust”). Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (“TOB Trust Certificates”), which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. If multiple funds participate in the same TOB, the rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation.

The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates at par plus accrued interest upon the occurrence of certain mandatory tender events defined in the TOB agreements, and (2) to transfer, subject to a specified number of days’ prior notice, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain termination events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond and a judgment or ruling that interest on the municipal bond is subject to federal income taxation. Upon the occurrence of a Termination Event, the TOB would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Trust Certificates up to par plus accrued interest owed on the TOB Trust Certificates, with the balance paid out to the TOB Residual holder. During the six months ended January 31, 2013, no TOBs in which the Funds participated were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the TOB Trust Certificates, less transaction expenses, is paid to a Fund. The Fund typically invests the cash received in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB Trust is accounted for as a secured borrowing; therefore, the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the TOB Trust Certificates are shown in other liabilities in the Statements of Assets and Liabilities. The carrying amount of the Funds’ payable to the holders of the TOB Trust Certificates, as reported in Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

The Funds may invest in TOBs on either a non-recourse or recourse basis. TOB Trusts are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to the occurrence of the termination events described above. When a Fund invests in TOBS on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event, the Liquidity Provider will typically liquidate all or a portion of the municipal securities held in the TOB Trust and then fund, on a net basis, the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB on a recourse basis, the Fund will typically enter into a reimbursement agreement with the Liquidity Provider where the Fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a Fund investing in a recourse TOB will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB, these losses will be shared ratably in proportion to their participation. The recourse TOB Trusts, if any, are identified in the Schedules of Investments.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB for redemption at par at each reset date. At January 31, 2013, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for TOB Trust Certificates and the range of interest rates on the liability for TOB Trust Certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for TOB Trust Certificates	Range of Interest Rates
MNE	$12,364,571	$6,208,399	0.10% – 0.16%
MZA	$7,706,322	$3,330,000	0.10% – 0.11%
MYC	$243,339,364	$113,024,796	0.09% – 0.24%
MYF	$175,977,858	$87,413,872	0.09% – 0.35%
MYJ	$63,972,029	$34,049,339	0.10% – 0.35%

For the six months ended January 31, 2013, the Funds’ average TOB Trust Certificates outstanding and the daily weighted average interest rates, including fees, were as follows:

	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MNE	$6,208,399	0.69%
MZA	$3,330,000	0.69%
MYC	$116,096,627	0.68%
MYF	$86,445,962	0.75%
MYJ	$27,483,819	0.72%
46	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Notes to Financial Statements (continued)

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., TOBs and financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each Fund engaging in such transactions may have requirements to deliver/deposit securities to/with an exchange or broker-dealer as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Dividends and distributions to Preferred Shareholders are accrued and determined as described in Note 7.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended July 31, 2012. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board (the “FASB”) issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements, which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting will be limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Deferred compensation liabilities are included in officers’ and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. For OTC options purchased, the Funds bear the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral

SEMI-ANNUAL REPORT	JANUARY 31, 2013	47

Notes to Financial Statements (continued)

received on the options should the counterparty fail to perform under the contracts. Counterparty risk related to exchange-traded financial futures contracts and options is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Funds may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between a Fund and each of its respective counterparties. An ISDA Master Agreement allows each Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Funds manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised), the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written).When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value.

Derivative Financial Instruments Categorized by Risk Exposure:
Fair Values of Derivative Financial Instruments as of January 31, 2013
	Asset Derivatives
		MYC
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized appreciation[1]	$100,619
	Liability Derivatives
		MNE
	Statements of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized depreciation[1]	$(775)
[1]	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
48	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Notes to Financial Statements (continued)
The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended January 31, 2013
Net Realized Gain (Loss) From

	MNE	MZA	MYC
Interest rate contracts:
Financial futures contracts	—	$(25,067)	$89,127
Options[1]	$21,815	—	—
Total	$21,815	$(25,067)	$89,127

Net Change in Unrealized Appreciation/Depreciation on
		MNE	MYC

Interest rate contracts:
Financial futures contracts		$(775)	$100,619
[1]	Options purchased are included in the net realized gain (loss) from investments.

For the six months ended January 31, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

	MNE		MZA		MYC
Financial futures contracts:
Average number of contracts purchased	—		10	[2]	—
Average number of contracts sold	8		10	[2]	50
Average notional value of contracts purchased	—		$1,342,656	[2]	—
Average notional value of contracts sold	$1,050,250		1,330,156	[2]	$6,564,063
Options:
Average number of option contracts purchased	1	[2]	—		—
Average notional value of option contracts purchased	$69,000,000	[2]	—		—
[2]	Actual contract amount shown due to limited activity.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

MNE	0.55%
MZA	0.50%
MYC	0.50%
MYF	0.50%
MYJ	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus the sum of its accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2013 were as follows:

	Purchases	Sales
MNE	$7,854,591	$9,762,483
MZA	$5,455,588	$5,803,911
MYC	$51,767,200	$56,975,152
MYF	$32,559,377	$31,331,084
MYJ	$20,509,572	$17,214,859
SEMI-ANNUAL REPORT	JANUARY 31, 2013	49

Notes to Financial Statements (continued)

5. Income Tax Information:

As of July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYC	MYF
2016	$258,280	$202,561	—	$149,142
2017	501,235	—	—	—
2018	840,312	870,092	$2,301,093	9,884,628
2019	—	68,648	—	—
Total	$1,599,827	$1,141,301	$2,301,093	$10,033,770

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ

Tax cost	$89,237,356	$97,303,759	$408,497,887	$241,164,079	$309,444,208
Gross unrealized appreciation	$8,171,363	$9,381,327	$61,050,008	$40,831,607	$33,766,587
Gross unrealized depreciation	(420,717)	(143,800)	(170,181)	(1,148,970)	(1,410,564)
Net unrealized appreciation	$7,750,646	$9,237,527	$60,879,827	$39,682,637	$32,356,023

6. Concentration, Market and Credit Risk:

MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

As of January 31, 2013, MYC invested a significant portion of its assets in securities in the county/city/special district/school district sector. MZA invested a significant portion of its assets in securities in the county/city/special district/school district and state sectors. MNE and MYF invested a significant portion of their assets in securities in the transportation sector. MYJ invested a significant portion of its assets in securities in the transportation and state sectors. Changes in economic conditions affecting the county/city/special district/school district, state and transportation sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a fund.

7. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, par value $0.05 per share.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Six Months Ended January 31, 2013	Year Ended July 31, 2012
MNE	2,655	—
MZA	8,079	4,161
MYC	30,638	—
MYF	12,331	25,531
MYJ	42,817	6,882

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on the Funds’ Common Shares or the

50	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Notes to Financial Statements (continued)

repurchase of the Funds’ Common Shares if the Funds fail to maintain asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instrument, the Funds are restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if the Funds fail to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares governing instrument or comply with the basic maintenance amount requirement of the rating agencies then rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”) have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in a privately negotiated offering. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”) and include a liquidity feature, pursuant to a liquidity agreement, that allows the holders of VRDP Shares to have their shares purchased by the liquidity provider in the event of a failed remarketing. The VRDP Funds are required to redeem the VRDP Shares owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Upon the occurrence of the first unsuccessful remarketing, the VRDP Funds are required to segregate liquid assets to fund the redemption. The VRDP Shares are subject to certain restrictions on transfer.

The VRDP Shares outstanding as of the six months ended January 31, 2013 were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	$37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	6/01/41

The VRDP Funds entered into a fee agreement with the liquidity provider that required a per annum liquidity fee payable to the liquidity providers. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreements between MZA, MYC, MYF and MYJ and the liquidity provider are scheduled to expire on July 9, 2015, unless renewed or terminated in advance.

The initial fee agreement between MNE and the liquidity provider was for a 364 day term and was scheduled to expire on September 15, 2012 and subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 29, 2012, MNE entered into a new fee agreement with an alternate liquidity provider. The new fee agreement is for a 2 year term and is scheduled to expire on December 4, 2014, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of MNE’s VRDP Shares on November 28, 2012 which were successfully remarketed by the remarketing agent.

In the event the fee agreements are not renewed or are terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. The VRDP Funds are required to redeem any VRDP Shares purchased by the liquidity provider six months after the purchase date. Immediately after the purchase of any VRDP Shares by the liquidity provider, the VRDP Funds are required to begin to segregate liquid assets with the VRDP Funds’ custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, the VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may be redeemed, in whole or in part, at any time at the option of the VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, the VRDP Funds must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned a long-term rating of Aaa from Moody’s and AAA from Fitch. In May 2012, Moody’s completed a review of its methodology for rating securities issued

SEMI-ANNUAL REPORT	JANUARY 31, 2013	51

Notes to Financial Statements (continued)

by registered closed-end funds. As of January 31, 2013 the VRDP Shares were assigned a long-term rating from Moody’s under its new ratings methodology as follows:

Rating
MNE	Aa2
MZA	Aa2
MYC	Aa2
MYF	Aa1
MYJ	Aa2

The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of January 31, 2013, the short-term ratings of MNE’s liquidity provider and the VRDP Shares were P-2/F-1 and P-2/F-1 as rated by Moody’s, Fitch and/or S&P, respectively, which is within the two highest rating categories. As described below, the short-term ratings of the VRDP Shares for MZA, MYC, MYF and MYJ were withdrawn by Moody’s, Fitch and/or S&P in connection with the special rate period for such VRDP Shares. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

For financial reporting purposes, the VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. All of the remarketable VRDP Shares that were tendered for remarketing during the six months ended January 31, 2013 were successfully remarketed.

The annualized dividend rates for the VRDP Shares for the six months ended January 31, 2013 were as follows:

Rate
MNE	0.30%
MZA	1.10%
MYC	1.10%
MYF	1.10%
MYJ	1.10%

On June 21, 2012, MZA, MYC, MYF and MYJ announced a special rate period for a three-year term ending June 24, 2015 with respect to their VRDP Shares. The liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP shares are still subject to mandatory redemption by the VRDP Funds on maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. During the special rate period, MZA, MYC, MYF and MYJ are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares. MZA, MYC, MYF and MYJ will not pay any liquidity and remarketing fees during the special rate period and instead will pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares. The short-term ratings were withdrawn by Moody’s, Fitch and/or S&P. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

If MZA, MYC, MYF and MYJ redeem their VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. After June 24, 2015, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

VRDP Shares issued and outstanding remained constant for the six months ended January 31, 2013. During the year ended July 31, 2012, MNE issued 296 VRDP Shares.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider, which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

AMPS

The AMPS were redeemable at the option of MNE, in whole or in part, on any dividend payment date at their liquidation preference per share plus any accumulated and unpaid dividends whether or not declared. The AMPS were also subject to mandatory redemption at their liquidation preference plus any accumulated and unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of MNE, as set forth in the Fund’s Articles Supplementary/Certificate of Designation (the “Governing Instrument”) were not satisfied.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Notes to Financial Statements (concluded)

From February 13, 2008 to the redemption date listed below, the AMPS of MNE failed to clear any of their auctions. A failed auction was not an event of default for MNE, but it had a negative impact on the liquidity of the AMPS. A failed auction occurs when there are more sellers of a fund’s AMPS than buyers.

As of January 31, 2013, the Funds did not have any AMPS outstanding.

During the year ended July 31, 2012, MNE announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:

	Series	Redemption Date	Shares Redeemed	Aggregate Principal
MNE	F	10/03/11	1,185	$29,625,000

MNE financed the AMPS redemptions with the proceeds received from the issuance of VRDP Shares of $29,600,000 and the cash received from TOB transactions.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Fund paid a net investment income dividend in the following amounts per share on March 1, 2013 to shareholders of record on February 15, 2013:

Common Dividend Per Share
MNE	$0.0625
MZA	$0.0695
MYJ	$0.0740
MYC	$0.0790
MYF	$0.0790

Additionally, the Funds declared a net investment income dividend on March 1, 2013 payable to Common Shareholders of record on March 15, 2013 for the same amounts noted above.

The dividends declared on VRDP Shares for the period February 1, 2013 to February 28, 2013 for the Funds were as follows:

	Series	Dividends Declared
MNE	W-7	$4,606
MZA	W-7	$30,126
MYC	W-7	$85,532
MYF	W-7	$47,976
MYJ	W-7	$82,544
SEMI-ANNUAL REPORT	JANUARY 31, 2013	53

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board,
     Chairperson of the Audit Committee and Director
Paul. L. Audet, Director
Michael J. Castellano, Director and Member of the Audit
     Committee
Frank J. Fabozzi, Director and Member of the Audit
     Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Anne Ackerley, Vice President
Brendan Kyne, Vice President
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer and Anti-Money
     Laundering Officer
Janey Ahn, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodians
State Street Bank and Trust Company1
Boston, MA 02110

The Bank of New York Mellon2
New York, NY 10286

Transfer Agent
Common Shares
Computershare Trust Company, N.A.
Canton, MA 02021

VRDP Tender and Paying Agent
The Bank of New York Mellon
New York, NY 10289

VRDP Remarketing Agent
Barclays Capital, Inc.1
New York, NY 10019

Citigroup Global Markets Inc.2
New York, NY 10179

VRDP Liquidity Providers
Barclays Bank PLC1
New York, NY 10019

Citibank, N.A.2
New York, NY 10179

Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For MNE.
[2]	For MZA, MYC, MYF and MYJ.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if the fund markets itself as providing investment exposure to such instruments. To the extent a Fund uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect of each Fund.

Dividend Policy

The Funds’ dividend policy is to distribute all or a portion of their net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	55

Additional Information (continued)

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Funds’ web-sites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 882-0052.

Availability of Quarterly Schedule of Investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2013

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

SEMI-ANNUAL REPORT	JANUARY 31, 2013	57

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2013

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term dividend rates of the Preferred Shares, currently set at the maximum reset rate as a result of failed auctions, may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

#MY5-1/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) –Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Fund, Inc.

Date: April 3, 2013

3